Fidelity

Total Bond

Fund

Semiannual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower. The fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Period ended January 31, 2003	Life of fund
Fidelity Total Bond Fund	3.56%
LB U.S. Universal Index	3.63%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, since the fund started on October 15, 2002. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® U.S. Universal Index, which represents the union of the LB Aggregate Bond Index, the LB High-Yield Corporate Index, the LB 144A Index, The LB Eurodollar Index, the LB Emerging Markets Index, the non-ERISA portion of the LB CMBS Index, and the LB CMBS High-Yield Index Municipal Debt, private placements, and non-dollar denominated issues are excluded from the Universal Index. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

Average Annual Total Returns

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Semiannual Report

Performance - continued

Total Return Components

October 15, 2002 (commencement of operations) to January 31,
2003
Dividend returns	0.76%
Capital returns	2.80%
Total returns	3.56%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Period ended January 31, 2003	Past 1 month	Life of Fund
Dividends per share	2.37¢	7.53¢
Annualized dividend rate	2.72%	2.48%
30-day annualized yield	2.83%	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.27 over the past one month and $10.17 over the life of the fund, you can compare the fund's income over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses the yield would have been 2.42%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The investment-grade debt market offered solid returns during the six-month period ending January 31, 2003, but it also experienced significant volatility. Land mines and credit downgrades were rampant in the corporate sector, mortgage securities were pressured by record waves of refinancing, and yields on the benchmark 10-year Treasury note hit a 44-year low. Despite the volatility, every investment-grade debt benchmark had a positive return. Overall, the economic and geopolitical environment was well-suited for fixed-income investors. Interest rates stood at 40-year lows, inflation was virtually nil, equity markets were tumbling and economic growth was anemic. Fears of war with Iraq also drove investors to high-quality debt. With that as a backdrop, the Lehman Brothers® Aggregate Bond Index - a popular measure of taxable bond performance - returned 5.05% for the past six months. Corporates rallied strongly late in the period and finished as the best absolute performers, as the Lehman Brothers Credit Bond Index jumped 8.10%. Treasuries and agency bonds also fared well, with the Lehman Brothers Treasury and U.S. Agency indexes advancing 5.08% and 4.51%, respectively. Although prepayments spiked to all-time highs, institutional demand for mortgage-backed bonds remained high, and the Lehman Brothers Mortgage-Backed Securities Index gained 3.13% over the past six months.

(Portfolio Manager photograph)
An interview with Kevin Grant, Portfolio Manager of Fidelity Total Bond Fund

Q. How did the fund perform, Kevin?

A. From its inception on October 15, 2002, through January 31, 2003, the fund was up 3.56%, while the Lehman Brothers U.S. Universal Index returned 3.63%. Going forward, we will look at the fund's performance at six- and 12-month intervals and compare it to the Lehman Brothers index and its Lipper peer group.

Q. What was the market environment like during the abbreviated period?

A. It was a period marked by unprecedented volatility and incredible opportunity in the corporate bond market, given its historic cheapness. While a flight to quality in bonds generally persisted due to concerns about the economy and geopolitical unrest, a more positive environment for riskier assets during the period sparked a strong rebound in corporates. Mortgage securities, driven by robust demand for high-quality, higher-yielding alternatives to Treasuries, also did well despite increased prepayment activity.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did your asset allocation decisions influence results?

A. I emphasized attractively valued corporate and mortgage securities based on their superior return potential relative to government bonds. That strategy worked well, as the yield advantage gained from overweighting these sectors, along with capital appreciation from spread tightening, helped our holdings outpace the Treasury and agency securities in the index. Within corporates, we did well by underweighting investment-grade issues and overweighting stronger-performing high-yield bonds, which I felt offered better relative value. Yield spreads between BBB- and BB-rated issues were at historically wide levels, while default rates between the two credit tiers weren't all that different - meaning we were paid well for not taking on much additional risk. Security selection was another plus, as the market favored our holdings in high-yield issuers capable of repairing their stressed balance sheets via restructuring or other means. Diversification and good credit analysis also helped us avoid several major credit downgrades that plagued the investment-grade market. While our focus on higher-quality bonds helped, I wish I had more exposure to lower-rated issues, which fared the best during the period.

Q. What about your positioning in other sectors?

A. While overweighting mortgages helped, the key was in owning the right bonds. I focused my buying on securities that were less susceptible to being prepaid, including newly issued current-coupon mortgages, while avoiding more seasoned bonds trading at a premium - or above par - which were most vulnerable to prepayment. This strategy paid off as record-low mortgage rates spawned heavy refinancing activity. Dwindling supply and strong demand from institutional investors, coupled with the cheapness of the current-coupon bonds, further benefited performance. Finally, a slight overweighting in solid-performing emerging-markets debt - primarily among investment-grade issues - also contributed.

Q. What is your investment approach?

A. Generally, I look for what I think are the cheapest sectors and bonds based on several metrics, and then spend a lot of time analyzing them. In doing so, I try to understand why they've become cheap, and decide whether the conditions are likely to persist, or are temporary and fading. If I can envision a catalyst for improvement, I'll consider investing. This fund's mandate gives me the flexibility to access value across the entire bond market. So, while my focus is primarily on investment-grade debt securities, I also can add high-yield and emerging-markets debt securities to the portfolio, giving investors diversification benefits, while improving the fund's risk/reward profile. I use the Lehman Brothers Universal index as a guide to structure the fund, select its investments and determine its overall interest rate risk.

Q. What's your outlook?

A. With so much uncertainty in the market, volatility is likely to continue to reign in the near term. My goal is to keep the fund highly diversified and make sure we're paid well for the risks we take. So, in the context of good risk management and given the low correlation among various segments of the fixed-income market, I think the fund is well-set for any economic environment.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income

Fund number: 820

Trading symbol: FTBFX

Start date: October 15, 2002

Size: as of January 31, 2003, more than $48 million

Manager: Kevin Grant, since inception; manager, several Fidelity taxable bond funds; joined Fidelity in 1993

3

Kevin Grant positions Total Bond Fund in Fidelity's product line:

"Total Bond is a fund that offers investors access to the full breadth of the U.S. dollar-denominated bond market. While Total Bond invests mainly in investment-grade securities, it differs from Fidelity's other investment-grade bond funds in that it has the flexibility to invest in debt instruments of all types, including riskier sectors such as high-yield and emerging-markets securities, when we feel they present good value. This is a major advantage for the fund, as we're able to invest in areas that tend to be chronically cheap, such as the crossover market - high BB-rated corporate bonds poised for credit-quality upgrades - that are off limits to most pure investment-grade or high-yield bond funds. The fund is less aggressive, however, than Fidelity Strategic Income Fund, which normally allocates about 55% of its assets in non-investment-grade debt.

"So, for income-oriented investors with a slightly higher risk tolerance who are looking for a core fixed-income holding with more investment flexibility, Total Bond could be a good fit for the long-term portion of a diversified portfolio."

Semiannual Report

Investment Summary

Quality Diversification (% of fund's net assets)
As of January 31, 2003
U.S. Governments 53.5%
AAA 1.6%
AA 2.3%
A 6.9%
BBB 9.1%
BB and Below 11.5%
Not Rated 0.7%
Equities 0.1%
Short-Term Investments and Net Other Assets 14.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of January 31, 2003
Years	3.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2003
Years	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2003 *
Corporate Bonds 23.8%
U.S. Governments 53.5%
Asset-Backed Securities 4.3%
CMOs and Other Mortgage Related Securities 1.2%
Stocks 0.1%
Other Investments 2.8%
Short-Term Investments and Net Other Assets 14.3%
* Foreign investments	6.3%
* Futures and Swaps	(0.5)%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 22.7%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc. 0% 5/25/21 (c)	$ 50,000	$ 26,641
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	90,000	42,638
Solectron Corp. liquid yield option note 0% 11/20/20	60,000	31,200
		73,838
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. 5.25% 1/15/10	110,000	86,482
TOTAL CONVERTIBLE BONDS		186,961
Nonconvertible Bonds - 22.3%
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp. 4.75% 1/15/08	200,000	199,299
Dana Corp. 6.25% 3/1/04	15,000	15,000
Navistar International Corp. 8% 2/1/08	20,000	17,200
		231,499
Hotels, Restaurants & Leisure - 0.8%
Alliance Gaming Corp. 10% 8/1/07	50,000	52,375
Bally Total Fitness Holding Corp. 9.875% 10/15/07	50,000	43,500
Herbst Gaming, Inc. 10.75% 9/1/08	40,000	42,200
Hollywood Park, Inc. 9.25% 2/15/07	10,000	9,000
Host Marriott LP 9.5% 1/15/07	25,000	24,813
Mohegan Tribal Gaming Authority 8.375% 7/1/11	30,000	30,900
Park Place Entertainment Corp. 7.875% 12/15/05	50,000	50,250
Penn National Gaming, Inc. 8.875% 3/15/10	5,000	5,150
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	60,000	61,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	$ 50,000	$ 51,750
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	10,000	10,100
		381,538
Household Durables - 0.2%
D.R. Horton, Inc. 8.5% 4/15/12	50,000	51,250
Juno Lighting, Inc. 11.875% 7/1/09	30,000	31,050
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	10,000	9,850
		92,150
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	15,000	15,525
Media - 2.0%
Allbritton Communications Co. 7.75% 12/15/12 (c)	20,000	19,800
AMC Entertainment, Inc.:
9.5% 3/15/09	55,000	52,800
9.875% 2/1/12	10,000	9,600
American Media Operations, Inc. 8.875% 1/15/11 (c)	10,000	10,150
Cinemark USA, Inc. 9.625% 8/1/08	10,000	10,025
Clear Channel Communications, Inc. 6.625% 6/15/08	200,000	219,453
Comcast Corp. 5.85% 1/15/10	300,000	293,673
Cox Communications, Inc. 7.125% 10/1/12	100,000	110,301
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09 (c)	10,000	10,600
EchoStar DBS Corp.:
9.125% 1/15/09	80,000	83,600
9.25% 2/1/06	5,000	5,232
Granite Broadcasting Corp.:
8.875% 5/15/08	5,000	4,225
10.375% 5/15/05	5,000	4,500
Grupo Televisa SA de CV 8% 9/13/11	20,000	20,500
Insight Communications, Inc. 0% 2/15/11 (a)	10,000	6,000
K-III Communications Corp. 8.5% 2/1/06	15,000	14,400
Lamar Media Corp. 7.25% 1/1/13 (c)	10,000	10,100
Lenfest Communications, Inc. 10.5% 6/15/06	70,000	78,225
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	$ 10,000	$ 10,350
PRIMEDIA, Inc.:
7.625% 4/1/08	5,000	4,600
8.875% 5/15/11	15,000	14,175
Sinclair Broadcast Group, Inc. 8% 3/15/12 (c)	5,000	5,138
		997,447
Specialty Retail - 0.2%
Gap, Inc.:
9.9% 12/15/05	15,000	15,975
10.55% 12/15/08	50,000	55,000
Hollywood Entertainment Corp.:
9.625% 3/15/11	10,000	9,900
10.625% 8/15/04	1,000	1,028
		81,903
Textiles Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.:
7% 11/1/06	25,000	22,000
11.625% 1/15/08	40,000	39,400
12.25% 12/15/12 (c)	20,000	20,000
		81,400
TOTAL CONSUMER DISCRETIONARY		1,881,462
CONSUMER STAPLES - 0.6%
Food & Drug Retailing - 0.4%
Disco SA yankee:
9.125% 5/15/03	35,000	34,300
9.875% 5/15/08	10,000	8,800
Great Atlantic & Pacific Tea, Inc.:
7.75% 4/15/07	30,000	22,200
9.125% 12/15/11	35,000	25,900
Rite Aid Corp.:
6.875% 8/15/13	50,000	35,000
7.125% 1/15/07	15,000	12,675
7.7% 2/15/27	50,000	34,000
		172,875
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07	$ 5,000	$ 5,100
Del Monte Corp. 9.25% 5/15/11	50,000	52,500
Dole Food Co., Inc. 6.375% 10/1/05	50,000	52,500
		110,100
TOTAL CONSUMER STAPLES		282,975
ENERGY - 1.3%
Energy Equipment & Services - 0.0%
Grant Prideco, Inc. 9% 12/15/09 (c)	10,000	10,325
Oil & Gas - 1.3%
Chesapeake Energy Corp.:
7.75% 1/15/15 (c)	20,000	20,300
8.375% 11/1/08	50,000	52,125
Hurricane Hydrocarbons 12% 8/4/06	10,000	10,200
Nuevo Energy Co.:
9.375% 10/1/10	10,000	10,400
9.5% 6/1/08	10,000	10,400
Pecom Energia SA 8.125% 7/15/10 (Reg. S)	20,000	14,600
Pemex Project Funding Master Trust:
6.125% 8/15/08 (c)	250,000	250,000
7.375% 12/15/14 (c)	50,000	50,313
Teekay Shipping Corp. 8.875% 7/15/11	50,000	52,500
The Coastal Corp.:
6.5% 5/15/06	20,000	16,700
6.95% 6/1/28	20,000	13,900
7.5% 8/15/06	50,000	43,000
7.75% 6/15/10	30,000	25,050
7.75% 10/15/35	25,000	18,125
YPF SA yankee:
7.75% 8/27/07	10,000	9,100
8% 2/15/04	25,000	24,250
9.125% 2/24/09	20,000	18,400
		639,363
TOTAL ENERGY		649,688
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - 8.1%
Banks - 1.5%
Banco Nacional de Desenvolvimento Economico e Social 20.369% 6/16/08 (e)	$ 10,000	$ 8,975
Bank of New York Co., Inc. 4.25% 9/4/12 (e)	205,000	208,270
Bank One NA, Chicago 3.7% 1/15/08	115,000	115,125
PNC Funding Corp. 5.75% 8/1/06	100,000	107,060
Washington Mutual, Inc.:
4.375% 1/15/08	200,000	203,236
5.625% 1/15/07	100,000	106,302
Western Financial Bank 9.625% 5/15/12	15,000	14,625
		763,593
Diversified Financials - 5.0%
American General Finance Corp. 4.5% 11/15/07	200,000	205,390
Bear Stearns Companies, Inc. 4% 1/31/08	200,000	199,538
Capital One Financial Corp. 7.25% 5/1/06	60,000	57,760
Citigroup, Inc. 5.625% 8/27/12	100,000	105,333
Crown Cork & Seal Finance PLC yankee 7% 12/15/06	20,000	17,750
DaimlerChrysler NA Holding Corp. 3.4% 12/15/04	100,000	100,595
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	5,000	4,000
7.57% 11/18/10	5,000	4,995
7.779% 11/18/05	5,000	4,050
7.779% 1/2/12	18,438	14,197
Deutsche Telekom International Finance BV 8.5% 6/15/10	200,000	225,851
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 10.625% 12/1/12 (c)	10,000	10,675
Goldman Sachs Group, Inc. 5.7% 9/1/12	100,000	103,816
Household Finance Corp.:
6.375% 11/27/12	30,000	31,928
6.5% 1/24/06	100,000	107,172
6.75% 5/15/11	40,000	43,202
IOS Capital, Inc. 9.75% 6/15/04	75,000	75,938
Lehman Brothers Holdings, Inc. 4% 1/22/08	100,000	99,726
Limestone Electron Trust/Limestone Electron, Inc. 8.625% 3/15/03 (c)	35,000	34,650
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. III 9.125% 1/15/11	$ 10,000	$ 8,025
Merrill Lynch & Co., Inc. 4% 11/15/07	250,000	251,081
Millennium America, Inc. 9.25% 6/15/08	50,000	52,000
Mobile Telesystems Finance SA:
9.75% 1/30/08 (c)	10,000	10,250
10.95% 12/21/04	32,000	34,080
Morgan Stanley 6.6% 4/1/12	100,000	110,253
PDVSA Finance Ltd. 9.75% 2/15/10	15,000	12,450
Petronas Capital Ltd. 7% 5/22/12 (c)	5,000	5,426
Qwest Capital Funding, Inc.:
5.875% 8/3/04	5,000	4,400
7% 8/3/09	50,000	36,000
7.25% 2/15/11	20,000	14,500
7.75% 8/15/06	10,000	7,900
R. H. Donnelley Finance Corp. I:
8.875% 12/15/10 (c)	10,000	10,600
10.875% 12/15/12 (c)	10,000	11,000
SLM Corp. 5.375% 1/15/13	100,000	101,894
Verizon Global Funding Corp. 7.375% 9/1/12	100,000	114,623
Verizon Wireless Capital LLC 5.375% 12/15/06	100,000	105,030
Vicap SA de CV yankee 11.375% 5/15/07	10,000	8,300
Xerox Capital (Europe) PLC 5.875% 5/15/04	70,000	68,950
Xerox Credit Corp. 6.1% 12/16/03	5,000	4,950
		2,418,278
Real Estate - 1.6%
Boston Properties, Inc. 6.25% 1/15/13 (c)	100,000	101,096
Camden Property Trust 5.875% 11/30/12	200,000	200,741
CarrAmerica Realty Corp. 5.25% 11/30/07	200,000	200,366
LNR Property Corp.:
9.375% 3/15/08	55,000	55,000
10.5% 1/15/09	10,000	10,200
MeriStar Hospitality Corp. 9% 1/15/08	10,000	8,350
Vornado Realty Trust 5.625% 6/15/07	200,000	202,049
		777,802
TOTAL FINANCIALS		3,959,673
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
Alderwoods Group, Inc. 11% 1/2/07	$ 9,600	$ 9,600
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	5,000	5,300
PacifiCare Health Systems, Inc. 10.75% 6/1/09	50,000	53,375
Vanguard Health Systems, Inc. 9.75% 8/1/11	30,000	28,950
		97,225
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10	65,000	67,275
TOTAL HEALTH CARE		164,500
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.1%
Raytheon Co.:
5.5% 11/15/12	50,000	49,958
6.75% 8/15/07	20,000	21,815
		71,773
Building Products - 0.0%
Nortek, Inc. 9.125% 9/1/07	15,000	15,263
Commercial Services & Supplies - 0.4%
Allied Waste North America, Inc.:
7.875% 1/1/09	30,000	29,700
9.25% 9/1/12 (c)	10,000	10,325
10% 8/1/09	50,000	49,750
Boise Cascade Office Products Corp. 7.05% 5/15/05	65,000	66,585
Iron Mountain, Inc. 8.75% 9/30/09	50,000	51,875
National Waterworks, Inc. 10.5% 12/1/12 (c)	10,000	10,550
		218,785
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee:
5.8% 8/1/06	5,000	4,775
6.375% 6/15/05	145,000	143,550
6.375% 2/15/06	25,000	24,563
6.75% 2/15/11	70,000	66,150
		239,038
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.2%
Cummins, Inc.:
5.65% 3/1/98	$ 15,000	$ 8,700
9.5% 12/1/10 (c)	10,000	10,600
Dresser, Inc. 9.375% 4/15/11	5,000	5,025
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	50,000	51,500
TriMas Corp. 9.875% 6/15/12 (c)	10,000	9,900
		85,725
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp. 7.875% 4/15/07	100,000	116,033
CSX Corp. 7.45% 5/1/07	100,000	113,906
TFM SA de CV yankee 11.75% 6/15/09	30,000	27,900
Union Pacific Corp. 6.65% 1/15/11	100,000	111,703
		369,542
TOTAL INDUSTRIALS		1,000,126
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.5%
Motorola, Inc. 7.625% 11/15/10	200,000	210,000
Electronic Equipment & Instruments - 0.3%
Avnet, Inc. 9.75% 2/15/08	20,000	20,000
Flextronics International Ltd. yankee 8.75% 10/15/07	40,000	40,800
PerkinElmer, Inc. 8.875% 1/15/13 (c)	20,000	19,450
Sanmina-SCI Corp. 10.375% 1/15/10 (c)	15,000	15,525
Solectron Corp. 7.375% 3/1/06	60,000	57,300
		153,075
Office Electronics - 0.0%
Xerox Corp. 7.15% 8/1/04	5,000	4,950
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp. 10.375% 10/1/07	50,000	52,750
TOTAL INFORMATION TECHNOLOGY		420,775
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - 1.1%
Chemicals - 0.1%
Berry Plastics Corp. 10.75% 7/15/12	$ 30,000	$ 31,800
Containers & Packaging - 0.5%
Anchor Glass Container Corp. 11% 2/15/13 (c)	20,000	20,000
Ball Corp. 6.875% 12/15/12 (c)	20,000	20,250
BWAY Corp. 10% 10/15/10 (c)	10,000	10,425
Crown Cork & Seal, Inc.:
7.375% 12/15/26	20,000	14,600
8% 4/15/23	40,000	30,000
8.375% 1/15/05	15,000	13,650
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	50,000	51,625
Owens-Brockway Glass Container, Inc. 8.75% 11/15/12 (c)	10,000	9,950
Owens-Illinois, Inc.:
7.15% 5/15/05	60,000	58,500
7.8% 5/15/18	40,000	33,600
		262,600
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	20,000	19,800
7.5% 11/15/06	40,000	38,000
Phelps Dodge Corp. 8.75% 6/1/11	45,000	47,138
		104,938
Paper & Forest Products - 0.3%
Boise Cascade Corp. 8% 2/24/06	25,000	26,294
Georgia-Pacific Corp.:
7.375% 12/1/25	10,000	7,500
7.5% 5/15/06	90,000	86,400
		120,194
TOTAL MATERIALS		519,532
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
AT&T Corp.:
7% 11/15/06	100,000	106,246
7.8% 11/15/11	100,000	107,347
France Telecom SA 9.25% 3/1/11	200,000	229,396
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	$ 35,000	$ 31,150
9.375% 6/1/08	15,000	14,550
Telefonos de Mexico SA de CV 8.25% 1/26/06	100,000	109,625
TELUS Corp. yankee 8% 6/1/11	100,000	98,000
Tritel PCS, Inc. 10.375% 1/15/11	50,000	55,500
Triton PCS, Inc. 8.75% 11/15/11	50,000	40,250
U.S. West Communications 7.2% 11/1/04	90,000	88,650
		880,714
Wireless Telecommunication Services - 0.6%
American Tower Corp. 9.375% 2/1/09	45,000	36,225
Crown Castle International Corp.:
9.375% 8/1/11	50,000	41,000
9.5% 8/1/11	30,000	24,600
Nextel Communications, Inc.:
0% 2/15/08 (a)	45,000	44,100
9.75% 10/31/07	10,000	9,750
Nextel Partners, Inc. 0% 2/1/09 (a)	25,000	20,250
Rogers Wireless, Inc. 9.625% 5/1/11	70,000	67,900
VoiceStream Wireless Corp.:
0% 11/15/09 (a)	25,000	22,750
10.375% 11/15/09	15,000	16,200
		282,775
TOTAL TELECOMMUNICATION SERVICES		1,163,489
UTILITIES - 1.7%
Electric Utilities - 0.9%
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	35,000	27,300
8.5% 4/15/12 (c)	25,000	19,500
CMS Energy Corp.:
6.75% 1/15/04	50,000	46,750
8.9% 7/15/08	5,000	4,275
9.875% 10/15/07	45,000	40,725
Edison International 6.875% 9/15/04	15,000	14,438
Illinois Power Co. 11.5% 12/15/10 (c)	55,000	54,725
Nevada Power Co. 10.875% 10/15/09 (c)	20,000	20,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Oncor Electric Delivery Co.:
6.375% 1/15/15 (c)	$ 45,000	$ 45,726
7% 9/1/22 (c)	30,000	28,471
Pacific Gas & Electric Co. 9.625% 11/1/05 (c)	50,000	49,750
Reliant Energy Resources Corp.:
7.75% 2/15/11	10,000	8,850
8.125% 7/15/05	10,000	9,600
Southern California Edison Co. 8.95% 11/3/03	50,000	51,750
TECO Energy, Inc. 10.5% 12/1/07 (c)	20,000	20,800
TXU Corp. 6.375% 6/15/06	10,000	9,700
		452,960
Gas Utilities - 0.4%
ANR Pipeline, Inc. 9.625% 11/1/21	20,000	20,600
El Paso Energy Corp.:
7.375% 12/15/12	5,000	3,750
7.75% 1/15/32	15,000	10,200
8.05% 10/15/30	45,000	30,825
Noram Energy Corp. 6.5% 2/1/08	10,000	8,800
Sonat, Inc.:
6.625% 2/1/08	20,000	14,850
6.75% 10/1/07	15,000	11,213
Southern Natural Gas Co.:
7.35% 2/15/31	5,000	4,300
8% 3/1/32	20,000	18,100
Tennessee Gas Pipeline Co. 7% 10/15/28	45,000	36,000
Williams Holdings of Delaware, Inc. 6.5% 12/1/08	20,000	14,900
		173,538
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
8.75% 6/15/08	10,000	6,300
8.875% 2/15/11	10,000	6,800
9.375% 9/15/10	15,000	10,200
9.5% 6/1/09	10,000	6,800
El Paso Corp.:
7% 5/15/11	25,000	19,250
7.875% 6/15/12 (c)	15,000	11,850
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Utilicorp United, Inc.:
6.875% 10/1/04	$ 5,000	$ 3,700
7% 7/15/04	5,000	3,725
Western Resources, Inc. 9.75% 5/1/07	50,000	48,500
Williams Companies, Inc.:
7.875% 9/1/21	15,000	10,575
8.125% 3/15/12 (c)	10,000	7,850
9.25% 3/15/04	55,000	50,875
		186,425
TOTAL UTILITIES		812,923
TOTAL NONCONVERTIBLE BONDS		10,855,143
TOTAL CORPORATE BONDS (Cost $10,700,768)		11,042,104
U.S. Government and Government Agency Obligations - 16.4%

U.S. Government Agency Obligations - 0.9%
Freddie Mac 6% 5/25/12	400,000	415,853
U.S. Treasury Obligations - 15.5%
U.S. Treasury Bonds:
6.125% 8/15/29	700,000	815,664
9% 11/15/18	200,000	295,375
U.S. Treasury Notes:
3% 1/31/04	500,000	508,418
3% 11/15/07 (d)	100,000	100,191
3.5% 11/15/06	400,000	412,969
4.75% 11/15/08	3,100,000	3,341,825
5% 8/15/11	1,100,000	1,192,898
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.5% 2/15/10	$ 500,000	$ 590,547
6.75% 5/15/05	260,000	288,204
TOTAL U.S. TREASURY OBLIGATIONS		7,546,091
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,858,487)		7,961,944
U.S. Government Agency - Mortgage Securities - 35.5%

Fannie Mae - 29.1%
5.5% 2/1/18 (d)	1,000,000	1,034,063
5.5% 3/1/33 (d)	13,000,000	13,129,992
TOTAL FANNIE MAE		14,164,055
Government National Mortgage Association - 6.4%
5.5% 2/1/33 (d)	1,000,000	1,018,750
7% 12/15/31 to 12/15/32	958,996	1,018,641
7% 2/1/33 (d)	999,900	1,060,831
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		3,098,222
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $17,169,571)		17,262,277
Asset-Backed Securities - 1.4%

CDC Mortgage Capital, Inc. Nim Trust 10% 1/25/33 (c)	98,418	98,418
GSAMP Nim Trust 8.25% 10/20/32	200,000	199,876
Home Equity Asset Trust Nims Trust 8% 5/27/33	200,000	196,752
Morgan Stanley Dean Witter Capital I Trust 9.5% 8/25/32 (c)	206,022	204,477
TOTAL ASSET-BACKED SECURITIES (Cost $699,523)		699,523
Commercial Mortgage Securities - 0.4%
	Principal Amount	Value (Note 1)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c) (Cost $177,854)	$ 200,000	$ 175,031
Foreign Government and Government Agency Obligations - 2.7%

Bogota Distrito Capital 9.5% 12/12/06 (Reg. S)	15,000	14,700
Brazilian Federative Republic:
Brady capitalization bond 8% 4/15/14	123,141	85,275
11% 1/11/12	10,000	7,075
11% 8/17/40	50,000	32,875
12% 4/15/10	5,000	3,863
Bulgarian Republic 8.25% 1/15/15 (Reg. S)	15,000	16,894
Chilean Republic:
5.5% 1/15/13	50,000	49,555
5.625% 7/23/07	100,000	105,140
Colombian Republic:
10.375% 1/28/33	5,000	4,500
10.5% 7/9/10	55,000	55,000
10.75% 1/15/13	10,000	9,850
11.75% 2/25/20	5,000	5,025
Costa Rican Republic 6.914% 1/31/08 (c)	5,000	5,031
Dominican Republic 9.5% 9/27/06 (Reg. S)	20,000	21,375
Jamaican Government 10.875% 6/10/05 (Reg. S)	10,000	10,300
Nova Scotia Province 5.75% 2/27/12	100,000	108,533
Ontario Province 5.125% 7/17/12	100,000	105,490
Panamanian Republic:
Brady par 4.75% 7/17/26 (b)	10,000	7,250
8.25% 4/22/08	15,000	15,600
10.75% 5/15/20	20,000	22,600
Peruvian Republic:
9.125% 1/15/08	5,000	5,078
9.125% 2/21/12	13,000	12,610
Philippine Republic:
9% 2/15/13	10,000	9,750
9.875% 1/15/19	35,000	34,431
Quebec Province 7.5% 9/15/29	100,000	125,138
Russian Federation:
5% 3/31/30 (Reg. S) (b)	107,000	87,740
11% 7/24/18 (Reg. S)	25,000	30,835
Russian Federation Ministry of Finance Series V, 3% 5/14/08	35,000	28,875
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Turkish Republic:
11.5% 1/23/12	$ 5,000	$ 5,063
12.375% 6/15/09	55,000	58,988
Ukraine Government 11% 3/15/07 (Reg. S)	54,600	58,013
United Mexican States:
6.375% 1/16/13	50,000	48,850
7.5% 1/14/12	100,000	105,750
Venezuelan Republic 13.625% 8/15/18	30,000	24,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,265,580)		1,321,052
Nonconvertible Preferred Stocks - 0.1%
Shares
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CSC Holdings, Inc. Series M, $11.125 (Cost $37,229)	400	38,600
Sovereign Loan Participations - 0.1%
	Principal Amount
Algerian Republic loan participation Series 1 - Credit Suisse First Boston 2.625% 9/4/06 (e) (Cost $32,893)	$ 35,000	33,163
Commercial Paper - 1.9%

Electronic Data Systems Corp. 1.6% 3/11/03	500,000	499,325
Sears Roebuck Acceptance Corp. 1.67% 3/13/03	200,000	199,683
The Walt Disney Co. 1.42% 2/11/03	200,000	199,940
TOTAL COMMERCIAL PAPER (Cost $898,666)		898,948
Fixed-Income Funds - 8.2%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $3,999,994)	40,349	4,004,638
Cash Equivalents - 38.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 1/31/03 due 2/3/03) (Cost $18,886,000)	$ 18,888,125	$ 18,886,000
TOTAL INVESTMENT PORTFOLIO - 128.3% (Cost $61,726,565)		62,323,280
NET OTHER ASSETS - (28.3)%		(13,750,331)
NET ASSETS - 100%		$ 48,572,949
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,496,268 or 3.1% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $33,163 or 0.1% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $82,833,919 and $41,260,584, respectively, of which long-term U.S. government and government agency obligations aggregated $64,956,863 and $40,143,472, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $18,886,000) (cost $ 61,726,565) - See accompanying schedule		$ 62,323,280
Cash		4,359
Receivable for investments sold Regular delivery		35,260
Delayed delivery		2,245,136
Receivable for fund shares sold		287,768
Interest receivable		357,900
Prepaid expenses		19,467
Receivable from investment adviser for expense reductions		16,293
Other receivables		150
Total assets		65,289,613

Liabilities
Payable for investments purchased Regular delivery	$ 326,084
Delayed delivery	16,293,644
Payable for fund shares redeemed	17,262
Distributions payable	7,998
Accrued management fee	16,755
Other payables and accrued expenses	54,921
Total liabilities		16,716,664

Net Assets		$ 48,572,949
Net Assets consist of:
Paid in capital		$ 47,654,276
Undistributed net investment income		25,564
Accumulated undistributed net realized gain (loss) on investments		296,394
Net unrealized appreciation (depreciation) on investments		596,715
Net Assets, for 4,723,434 shares outstanding		$ 48,572,949
Net Asset Value, offering price and redemption price per share ($48,572,949 ÷ 4,723,434 shares)		$ 10.28

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

		October 15, 2002 (commencement of operations) to January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 167
Interest		366,622
Total income		366,789
Expenses
Management fee	$ 45,848
Transfer agent fees	13,522
Accounting fees and expenses	17,900
Non-interested trustees' compensation	29
Custodian fees and expenses	5,396
Registration fees	13,046
Audit	15,444
Legal	511
Miscellaneous	250
Total expenses before reductions	111,946
Expense reductions	(42,623)	69,323
Net investment income (loss)		297,466
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		296,394
Change in net unrealized appreciation (depreciation) on investment securities		596,715
Net gain (loss)		893,109
Net increase (decrease) in net assets resulting from operations		$ 1,190,575

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

October 15, 2002 (commencement of operations) to January 31, 2003 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 297,466
Net realized gain (loss)	296,394
Change in net unrealized appreciation (depreciation)	596,715
Net increase (decrease) in net assets resulting from operations	1,190,575
Distributions to shareholders from net investment income	(271,902)
Share transactions Net proceeds from sales of shares	64,376,514
Reinvestment of distributions	257,427
Cost of shares redeemed	(16,979,665)
Net increase (decrease) in net assets resulting from share transactions	47,654,276
Total increase (decrease) in net assets	48,572,949

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $25,564)	$ 48,572,949
Other Information Shares
Sold	6,358,490
Issued in reinvestment of distributions	25,151
Redeemed	(1,660,207)
Net increase (decrease)	4,723,434

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Period ended January 31, 2003 E (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.084
Net realized and unrealized gain (loss)	.271
Total from investment operations	.355
Distributions from net investment income	(.075)
Net asset value, end of period	$ 10.28
Total ReturnB,C	3.56%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.04%A
Expenses net of voluntary waivers, if any	.65%A
Expenses net of all reductions	.65%A
Net investment income (loss)	2.77%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,573
Portfolio turnover rate	415%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 15, 2002 (commencement of operations) to January 31, 2003.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 662,432	|
Unrealized depreciation	(40,963)
Net unrealized appreciation (depreciation)	$ 621,469
Cost for federal income tax purposes	$ 61,701,811

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other short-term securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to interest income. During

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Financing Transactions - continued

the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to interest income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated January 31, 2003, due February 3, 2003	1.35%
Number of dealers or banks	11
Maximum amount with one dealer or bank	20.2%
Aggregate principal amount of agreements	11,140,279,000
Aggregate maturity amount of agreements	11,141,532,281
Aggregate market value of transferred assets	11,371,322,583
Coupon rates of transferred assets	0% to 12.50%
Maturity dates of transferred assets	2/4/03 to 10/1/41

4. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $20,273 for the period.

6. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .65% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $42,460.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $163.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 18% of the total outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

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Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

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Investment Grade Bond

New Markets Income

Real Estate Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TBD-SANN-0303 340917
1.783111.100

Fidelity® Ginnie Mae Fund

Fidelity Government
Income Fund

Fidelity Intermediate
Government Income Fund

Semiannual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies
Fidelity Ginnie Mae Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Government Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Managers' Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Ginnie Mae Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Ginnie Mae Fund	3.39%	7.83%	38.17%	90.19%
LB GNMA	3.23%	7.89%	41.43%	100.31%
GNMA Funds Average	3.07%	7.53%	35.89%	86.36%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® GNMA Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years and are issued by the Government National Mortgage Association (GNMA). You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Ginnie Mae Fund	7.83%	6.68%	6.64%
LB GNMA	7.89%	7.18%	7.19%
GNMA Funds Average	7.53%	6.32%	6.42%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Fidelity Ginnie Mae Fund
Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Ginnie Mae Fund on January 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers GNMA Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Total Return Components

	Six months ended January 31,	Years ended July 31,
	2003	2002	2001	2000	1999	1998
Dividend returns	2.22%	5.59%	6.85%	6.80%	5.85%	6.63%
Capital returns	1.17%	1.83%	4.70%	-0.38%	-3.77%	0.18%
Total returns	3.39%	7.42%	11.55%	6.42%	2.08%	6.81%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended January 31, 2003	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.37¢	24.30¢	52.63¢
Annualized dividend rate	3.54%	4.31%	4.75%
30-day annualized yield	3.85%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.23 over the past one month, $11.18 over the past six months and $11.08 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fidelity Ginnie Mae Fund

Fund Talk: The Manager's Overview

Market Recap

The investment-grade debt market offered solid returns during the six-month period ending January 31, 2003, but it also experienced significant volatility. Land mines and credit downgrades were rampant in the corporate sector, mortgage securities were pressured by record waves of refinancing, and yields on the benchmark 10-year Treasury note hit a 44-year low. Despite the volatility, every investment-grade debt benchmark had a positive return. Overall, the economic and geopolitical environment was well-suited for fixed-income investors. Interest rates stood at 40-year lows, inflation was virtually nil, equity markets were tumbling and economic growth was anemic. Fears of war with Iraq also drove investors to high-quality debt. With that as a backdrop, the Lehman Brothers® Aggregate Bond Index - a popular measure of taxable bond performance - returned 5.05% for the past six months. Corporates rallied strongly late in the period and finished as the best absolute performers, as the Lehman Brothers Credit Bond Index jumped 8.10%. Treasuries and agency bonds also fared well, with the Lehman Brothers Treasury and U.S. Agency indexes advancing 5.08% and 4.51%, respectively. Although prepayments spiked to all-time highs, institutional demand for mortgage-backed bonds remained high, and the Lehman Brothers Mortgage-Backed Securities Index gained 3.13% over the past six months.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Ginnie Mae Fund

Q. How did the fund perform, Tom?

A. For the six months ending January 31, 2003, the fund returned 3.39%, outperforming the Ginnie Mae funds average return of 3.07%, according to Lipper Inc. Additionally, the Lehman Brothers GNMA Index, which tracks the types of securities in which the fund invests, returned 3.23%. For the 12 months ending January 31, 2003, the fund returned 7.83%, the Lipper average was up 7.53% and the Lehman Brothers index gained 7.89%.

Q. What drove the performance of Ginnie Mae securities during the past six months?

A. Ginnie Maes, like other mortgage securities, were fueled by falling interest rates, disappointing economic fundamentals, rising geopolitical tensions and declining stock prices. Interest rates were already drifting lower in response to anemic economic growth by the time the Federal Reserve Board made a surprise half percentage point cut in short-term interest rates in November. As rates declined, Ginnie Mae prices rose. The weak economy and growing fears about the war on terrorism and a possible war with Iraq also fostered a sense of risk aversion among investors, prompting them to shun stocks and corporate bonds and to seek out other, less risky alternatives. Ginnie Maes benefited from this shift because they offered a combination of no default risk and relatively high yields compared to U.S. Treasury securities. As good as things were, however, it's important to point out that historically low interest and mortgage rates set off record levels of home loan refinancing. That refinancing, in turn, caused mortgage security prices to adjust relative to Treasuries to reflect heightened prepayment risk. Investors generally dislike prepayment because it potentially forces them to reinvest the proceeds at lower interest rates. In fact, the steps I took to reduce the fund's risk of prepayment were the main factor behind its outperformance of its Lipper peer group.

Semiannual Report

Fidelity Ginnie Mae Fund
Fund Talk: The Manager's Overview - continued

Q. Just how much did mortgage prepayment accelerate, and what did you do to insulate the portfolio from it?

A. The Mortgage Banking Association Refinancing Index, which tracks refinancing activity for existing residential mortgages, hit an all-time peak in October 2002. It ended the period significantly lower but still well above its historic average. One measure I took to reduce the risk of rapid prepayments was to favor securities made up of loans with lower interest rate payments. Obviously, the lower your mortgage rate, the less financial incentive there is for you to refinance your mortgage. I also emphasized securities that I felt had some resistance to prepayment based on where those home loans originated either geographically or by financial institution. Homeowners in some states or municipalities tend to repay more slowly because various taxes and fees add to the costs of doing so. Additionally, prepayment can vary significantly among banks and other mortgage loan originators based on how aggressive they are in encouraging their customers to refinance.

Q. Were there any disappointments?

A. Of course, I can always go back and find things that I might have done a bit differently given 20-20 hindsight, but I wouldn't say there were any major disappointments in terms of the way the portfolio was positioned. That said, there wasn't always a healthy supply of Ginnie Maes, so buying opportunities were periodically limited.

Q. What's your outlook?

A. At the end of January, Ginnie Mae securities seemed somewhat expensive relative to historical norms, which may impede their progress in the short term. They also may be vulnerable to some additional prepayments if interest rates drop further. If interest rates rise, on the other hand, prepayments won't be much of an issue, but mortgage security prices, like most bond prices, likely will come under some pressure. With mortgage and interest rates hovering around 40-year lows, it gets more difficult for mortgage securities to enjoy any price appreciation. That said, their high quality and relatively high yields should continue to make them attractive to long-term investors interested in diversification.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income consistent with prudent investment risk by normally investing at least 80% of assets in Ginnie Maes and repurchase agreements for Ginnie Maes while considering the potential for capital gain

Fund number: 015

Trading symbol: FGMNX

Start date: November 8, 1985

Size: as of January 31, 2003, more than $6.9 billion

Manager: Tom Silvia, since 1998; manager, various Fidelity and Spartan government and mortgage funds; joined Fidelity in 1993

3

Tom Silvia on the mortgage market's effects on the economy and interest rates:

"The mortgage market recently has had a dramatic effect on the economy and interest rates. What little economic growth we've had lately was driven by consumer spending, rather than business spending. Consumer spending was fueled mainly by record levels of mortgage refinancing, which cut monthly payments and allowed consumers to turn equity in their homes into cash. Ironically, all that refinancing may ultimately delay future economic growth. Here's why: Large financial institutions typically used U.S. Treasuries to offset the prepayment risk associated with mortgage securities. As rates declined, the value of Treasuries tended to rise, offsetting potential losses in mortgage security prices caused by refinancing activity. The lower rates fell, the more refinancing accelerated, and the more need for insurance. Given the dramatic decline in interest rates over the past year, it appears the mortgage market may have pushed interest rates to lower-than-normal levels. If that trend starts to unwind, the reverse could be true. Refinancings could slow, reducing the need for insurance and prompting sales of Treasuries. That ultimately could cause rising bond yields, rising interest rates and slower economic growth."

Semiannual Report

Fidelity Ginnie Mae Fund

Investment Changes

Coupon Distribution as of January 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.2	0.0
Less than 5%	2.4	2.4
5 - 5.99%	11.7	5.7
6 - 6.99%	21.8	19.0
7 - 7.99%	41.1	53.5
8% and over	3.5	3.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2003
6 months ago
Years	2.3	2.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2003
6 months ago
Years	1.7	2.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2003		As of July 31, 2002
	Mortgage Securities* 86.2%		Mortgage Securities** 96.6%
	CMOs and Other Mortgage Related Securities 9.3%		CMOs and Other Mortgage Related Securities 8.2%
	Short-Term Investments and Net Other Assets 4.5%		Short-Term Investments and Net Other Assets*** (4.8)%
* GNMA Securities	80.4%	** GNMA Securities	88.5%
*** Short-Term and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Ginnie Mae Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 86.2%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 4.5%
5% 4/1/18 (a)	$ 70,000	$ 70,700
5.5% 9/1/32	975	992
5.5% 3/1/33 (a)	74,297	75,040
6% 2/1/33 (a)	105,044	109,343
6.5% 9/1/17 to 10/1/32	7,132	7,514
6.5% 2/1/33 (a)	4,580	4,772
7% 11/1/16 to 7/1/32	13,973	14,822
7% 2/1/33 (a)	26	27
7.5% 1/1/07 to 4/1/17	23,364	24,964
8.5% 12/1/27	2,005	2,193
9.5% 9/1/30	1,037	1,132
10.25% 10/1/18	107	121
11.5% 5/1/14 to 9/1/15	86	98
12.5% 11/1/13 to 7/1/16	261	305
13.25% 9/1/11	135	161
		312,184
Freddie Mac participation certificates - 1.3%
5.5% 3/1/33 (a)	75,000	75,750
7% 8/1/21 to 9/1/22	4,820	5,104
8.5% 2/1/04 to 6/1/25	297	322
9% 7/1/08 to 7/1/21	1,343	1,445
9.5% 7/1/30 to 8/1/30	960	1,044
9.75% 12/1/08 to 4/1/13	67	75
10% 10/1/04 to 11/1/20	2,322	2,615
10.25% 2/1/09 to 11/1/16	945	1,058
10.5% 5/1/10	21	24
11.25% 2/1/10	69	78
11.75% 11/1/11	26	30
12% 5/1/10 to 2/1/17	242	284
12.5% 11/1/12 to 5/1/15	331	390
13% 5/1/14 to 11/1/14	46	55
13.5% 1/1/13 to 12/1/14	23	28
		88,302
Government National Mortgage Association - 80.4%
5% 6/20/32	14,065	13,958
5.5% 1/20/29 to 12/20/29	34,976	35,850
5.5% 2/1/33 to 2/20/33 (a)	581,000	591,894
6% 12/20/23 to 12/20/29	49,220	51,205
6% 2/1/33 (a)	37,000	38,434
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
6.5% 6/15/23 to 11/20/32	$ 1,317,755	$ 1,382,926
6.5% 2/1/33 (a)	56,000	58,765
7% 3/15/22 to 8/15/32	2,294,435	2,437,423
7% 2/1/33 (a)	448,762	476,109
7.25% 4/15/05 to 12/15/30	2,939	3,140
7.5% 4/15/06 to 9/20/32	292,367	313,282
8% 2/15/05 to 7/15/32	107,295	116,561
8.5% 2/15/05 to 2/15/31	21,835	24,035
9% 10/15/04 to 6/15/30	10,086	11,212
9.5% 12/20/15 to 1/15/23	2,713	3,036
10% 5/15/05 to 6/15/05	5	5
10.5% 1/15/14 to 9/15/19	1,948	2,246
13% 2/15/11 to 5/15/15	354	421
13.5% 5/15/10 to 1/15/15	125	146
		5,560,648
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,844,672)		5,961,134
Collateralized Mortgage Obligations - 4.5%

U.S. Government Agency - 4.5%
Fannie Mae guaranteed REMIC pass thru trust:
sequential pay Series 1998-30 Class B, 6.5% 8/20/24	3,632	3,668
Series 2002-35 Class ZG, 6.5% 6/25/32	10	11
Freddie Mac Multi-class participation certificates guaranteed:
REMIC planned amortization class Series 2220 Class PD, 8% 3/15/30	21,000	23,079
Series 2483 Class EG, 6% 8/15/32	12,590	12,664
Freddie Mac participation certificates Series 2510 Class OU, 0% 6/15/32 (d)	8,820	8,735
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class:
Series 2000-26 Class PK, 7.5% 9/20/30	13,786	14,744
Series 2000-5 Class PD, 7.5% 4/16/29	12,800	13,677
REMIC planned amortization class Series 2001-53 Class PB, 6.5% 11/20/31	10,000	10,401
sequential pay:
Series 1999-2 Class D, 6.5% 10/20/26	7,319	7,455
Series 2000-12 Class B, 7.5% 12/16/28	6,900	7,297
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
sequential pay:
Series 2002-29 Class SK, 8.25% 5/20/32 (b)	$ 6,683	$ 6,990
Series 2002-33 Class CN, 6.5% 7/20/29	19,939	20,791
Series 2002-41:
Class HB, 6% 8/16/27	5,000	5,232
Class VD, 6% 4/16/13	9,741	10,433
Series 2002-42 Class AD, 6% 12/20/28	10,000	10,444
sequential pay, Series 1995-4 Class CQ, 8% 6/20/25	6,236	6,642
Series 1994-4 Class KQ, 7.9875% 7/16/24	3,100	3,442
Series 1995-6 Class Z, 7% 9/20/25	19,899	21,040
Series 2001-59 Class CO, 0% 12/20/31 (d)	1,754	1,711
Series 2001-60 Class PO, 0% 12/20/31 (d)	4,049	3,920
Series 2002-23:
Class SJ, 21.3571% 4/17/29 (b)	2,480	2,524
Class SL, 21.06% 11/16/31 (b)	22,778	23,038
Series 2002-32 Class ZP, 6% 5/20/32	10	10
Series 2002-4 Class SE, 9.145% 4/16/29 (b)	7,137	7,223
Series 2002-41 Class PD, 6.5% 7/20/30	21,122	22,188
Series 2002-45 Class SM, 9.264% 6/16/29 (b)	22,008	22,508
Series 2002-47 Class PO, 0% 7/20/32 (d)	3,360	3,305
Series 2002-58 Class SW, 9.184% 2/17/30 (b)	26,821	26,965
Series 2003-4 Class LI, 5.5% 7/16/27 (c)	27,273	4,398
Series 2003-7 Class IN, 5.5% 1/16/28 (c)	48,303	8,151
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $308,763)		312,686
Commercial Mortgage Securities - 4.8%

Fannie Mae:
sequential pay Series 2000-7 Class MB, 7.5% 2/17/24 (b)	22,724	25,319
Series 1997-M1 Class N, 0.3958% 10/17/36 (b)(c)	127,728	2,784
Fannie Mae guaranteed REMIC pass thru trust:
Series 1998-M3 Class IB, 0.6846% 1/17/38 (b)(c)	100,703	3,743
Series 1998-M4 Class N, 1.5761% 2/25/35 (b)(c)	74,881	4,376
Ginnie Mae guaranteed Multi-family REMIC pass thru securities:
sequential pay:
Series 2001-44 Class B, 6.114% 11/16/21	25,000	27,340
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ginnie Mae guaranteed Multi-family REMIC pass thru securities: - continued
sequential pay:
Series 2001-58 Class X, 1.707% 9/16/41 (b)(c)	$ 249,092	$ 18,314
Series 2002-37 Class IO, 1.3854% 4/16/27 (b)(c)	129,929	7,997
Series 2002-53 Class B, 5.552% 5/16/26	37,000	39,405
Series 2001-12 Class X, 1.3358% 7/16/40 (b)(c)	111,346	7,034
Series 2001-34 Class X, 0.7921% 3/16/41 (b)(c)	131,307	3,119
Series 2002-28 Class IO, 1.4551% 1/16/42 (b)(c)	69,420	4,794
Series 2002-35 Class IO, 1.0008% 3/16/42 (b)(c)	291,930	12,510
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-81 Class IO, 5.922% 9/16/42 (b)(c)	151,728	16,643
Series 2002-9 Class B, 5.881% 3/16/24	24,000	25,957
Series 2002-25 Class IO, 1.1495% 9/16/26 (b)(c)	379,642	19,081
Series 2002-61 Class XA, 1.248% 7/16/42 (b)(c)	81,048	6,744
Series 2002-62 Class IO, 2.3576% 8/16/42 (b)(c)	147,174	17,523
Series 2002-83 Class IO, 1.5738% 10/16/42 (b)(c)	112,453	7,845
Series 2002-9 Class IO, 1.4893% 12/16/41 (c)	377,038	23,701
Series 2002-91 Class AF, 1.176% 6/16/44 (c)	354,860	27,114
Series 2002-94 Class XA, 0.529% 11/16/42 (b)(c)	364,213	28,653
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $329,074)		329,996
Cash Equivalents - 22.6%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 1/31/03 due 2/3/03) (Cost $1,564,849)	$ 1,565,025	1,564,849
TOTAL INVESTMENT PORTFOLIO - 118.1% (Cost $8,047,358)		8,168,665
NET OTHER ASSETS - (18.1)%		(1,250,019)
NET ASSETS - 100%		$ 6,918,646
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(d) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $8,134,000,000 and $7,631,242,000, respectively.
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $3,753,000 all of which will expire on July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ginnie Mae Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,564,849) (cost $8,047,358) - See accompanying schedule		$ 8,168,665
Receivable for investments sold Regular delivery		4,175
Delayed delivery		227,445
Receivable for fund shares sold		12,460
Interest receivable		34,286
Other receivables		3
Total assets		8,447,034

Liabilities
Payable for investments purchased Regular delivery	$ 12,638
Delayed delivery	1,501,067
Payable for fund shares redeemed	8,839
Distributions payable	2,386
Accrued management fee	2,449
Other payables and accrued expenses	1,009
Total liabilities		1,528,388

Net Assets		$ 6,918,646
Net Assets consist of:
Paid in capital		$ 6,782,350
Distributions in excess of net investment income		(16,638)
Accumulated undistributed net realized gain (loss) on investments		31,627
Net unrealized appreciation (depreciation) on investments		121,307
Net Assets, for 615,626 shares outstanding		$ 6,918,646
Net Asset Value, offering price and redemption price per share ($6,918,646 ÷ 615,626 shares)		$ 11.24

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Ginnie Mae Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands )		Six months ended January 31, 2003 (Unaudited)

Investment Income
Interest		$ 145,582
Expenses
Management fee	$ 13,962
Transfer agent fees	3,679
Accounting fees and expenses	400
Non-interested trustees' compensation	12
Custodian fees and expenses	302
Registration fees	238
Audit	30
Legal	16
Miscellaneous	20
Total expenses before reductions	18,659
Expense reductions	(11)	18,648
Net investment income (loss)		126,934
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		44,977
Change in net unrealized appreciation (depreciation) on: Investment securities	36,624
Delayed delivery commitments	631
Total change in net unrealized appreciation (depreciation)		37,255
Net gain (loss)		82,232
Net increase (decrease) in net assets resulting from operations		$ 209,166

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 126,934	$ 207,896
Net realized gain (loss)	44,977	38,120
Change in net unrealized appreciation (depreciation)	37,255	42,413
Net increase (decrease) in net assets resulting from operations	209,166	288,429
Distributions to shareholders from net investment income	(139,934)	(215,729)
Share transactions Net proceeds from sales of shares	2,273,217	4,582,009
Reinvestment of distributions	123,575	187,950
Cost of shares redeemed	(1,290,270)	(1,935,728)
Net increase (decrease) in net assets resulting from share transactions	1,106,522	2,834,231
Total increase (decrease) in net assets	1,175,754	2,906,931

Net Assets
Beginning of period	5,742,892	2,835,961
End of period (including distributions in excess of net investment income of $16,638 and distributions in excess of net investment income of $3,638, respectively)	$ 6,918,646	$ 5,742,892
Other Information Shares
Sold	203,389	416,651
Issued in reinvestment of distributions	11,043	17,107
Redeemed	(115,504)	(176,975)
Net increase (decrease)	98,928	256,783

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.91	$ 10.42	$ 10.46	$ 10.87	$ 10.85
Income from Investment Operations
Net investment income (loss)D	.219	.563F	.684	.691	.689	.714
Net realized and unrealized gain (loss)	.154	.225F	.487	(.043)	(.460)	.004
Total from investment operations	.373	.788	1.171	.648	.229	.718
Distributions from net investment income	(.243)	(.588)	(.681)	(.688)	(.639)	(.698)
Net asset value, end of period	$ 11.24	$ 11.11	$ 10.91	$ 10.42	$ 10.46	$ 10.87
Total ReturnB,C	3.39%	7.42%	11.55%	6.42%	2.08%	6.81%
Ratios to Average Net AssetsE
Expenses before expense reductions	.57%A	.60%	.63%	.63%	.71%	.74%
Expenses net of voluntary waivers, if any	.57%A	.60%	.62%	.63%	.64%	.72%
Expenses net of all reductions	.57%A	.60%	.62%	.63%	.64%	.72%
Net investment income (loss)	3.89%A	5.15% F	6.40%	6.67%	6.43%	6.58%
Supplemental Data
Net assets, end of period (in millions)	$ 6,919	$ 5,743	$ 2,836	$ 1,706	$ 1,841	$ 917
Portfolio turnover rate	241%A	327%	120%	75%	73%	172%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Government Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Government Income	4.44%	9.80%	39.09%	92.77%
LB Government Bond	4.87%	10.50%	42.91%	102.40%
General U.S. Government Funds Average	3.98%	8.78%	35.36%	85.02%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Government Income	9.80%	6.82%	6.78%
LB Government Bond	10.50%	7.40%	7.31%
General U.S. Government Funds Average	8.78%	6.23%	6.32%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Fidelity Government Income Fund
Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Government Income Fund on January 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Government Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Total Return Components

	Six months ended January 31,	Years ended July 31,
	2003	2002	2001	2000	1999	1998
Dividend returns	2.00%	4.87%	6.76%	6.33%	5.89%	6.04%
Capital returns	2.44%	3.21%	5.16%	-0.52%	-4.41%	1.63%
Total returns	4.44%	8.08%	11.92%	5.81%	1.48%	7.67%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund, are reinvested.

Dividends and Yield

Periods ended January 31, 2003	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.25¢	20.51¢	42.11¢
Annualized dividend rate	3.68%	3.88%	4.10%
30-day annualized yield	3.56%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.38 over the past one month, $10.48 over the past six months and $10.26 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fidelity Government Income Fund

Fund Talk: The Managers' Overview

Market Recap

The investment-grade debt market offered solid returns during the six-month period ending January 31, 2003, but it also experienced significant volatility. Land mines and credit downgrades were rampant in the corporate sector, mortgage securities were pressured by record waves of refinancing, and yields on the benchmark 10-year Treasury note hit a 44-year low. Despite the volatility, every investment-grade debt benchmark had a positive return. Overall, the economic and geopolitical environment was well-suited for fixed-income investors. Interest rates stood at 40-year lows, inflation was virtually nil, equity markets were tumbling and economic growth was anemic. Fears of war with Iraq also drove investors to high-quality debt. With that as a backdrop, the Lehman Brothers® Aggregate Bond Index - a popular measure of taxable bond performance - returned 5.05% for the past six months. Corporates rallied strongly late in the period and finished as the best absolute performers, as the Lehman Brothers Credit Bond Index jumped 8.10%. Treasuries and agency bonds also fared well, with the Lehman Brothers Treasury and U.S. Agency indexes advancing 5.08% and 4.51%, respectively. Although prepayments spiked to all-time highs, institutional demand for mortgage-backed bonds remained high, and the Lehman Brothers Mortgage-Backed Securities Index gained 3.13% over the past six months.

(Portfolio Manager photograph)
Note to shareholders: The following is an interview with Tom Silvia (left), who managed Fidelity Government Income Fund during most of the period covered by this report, with additional comments from George Fischer (right), who became manager of the fund on January 1, 2003.

Q. How did the fund perform, Tom?

T.S. For the six-month period that ended January 31, 2003, the fund returned 4.44%. To get a sense of how the fund did relative to its competitors, the return for the general U.S. government funds average as tracked by Lipper Inc. was 3.98%. Additionally, the Lehman Brothers Government Bond Index returned 4.87%. For the 12-month period that ended January 31, 2003, the fund returned 9.80%, while the Lipper average was up 8.78% and the Lehman Brothers index gained 10.50%.

Q. What factors led to the fund's outperformance of its Lipper peer group during the past six months?

T.S. My decisions to reduce and then increase the fund's stake in mortgage securities - which are bonds backed by pools of home loans - definitely helped. Mortgage securities enjoyed strong performance during the six-month period, because they offered a combination of no default risk and relatively high yields when compared to U.S. Treasury securities. But as favorable as conditions were, historically low interest and mortgage rates set off record levels of home loan refinancing and periodically caused mortgage securities to lag Treasury and agency securities. That refinancing, in turn, caused mortgage security prices to adjust relative to Treasuries to reflect heightened prepayment risk. Investors generally dislike prepayment because it potentially forces them to reinvest the proceeds at lower interest rates. Fortunately, I had reduced the fund's weighting in mortgages before prepayments accelerated dramatically in October and November, and I was able to increase our stake in them at fairly attractive prices later in the period. The fact that I emphasized mortgage securities with some resistance to prepayment also benefited the fund's performance. One example was collateralized mortgage obligations (CMOs), which can allow for more predictable cash flows and prepayment risks.

Semiannual Report

Fidelity Government Income Fund
Fund Talk: The Managers' Overview - continued

Q. How did agency securities fare?

T.S. They generally performed well both on an absolute basis and relative to mortgage securities. With all the uncertainty and nervousness about the stock market, economy and global political tensions, investors increasingly flocked to high-quality securities. Debt securities issued by government agencies are considered to be of high quality because they have either the direct or implicit backing of the U.S. government. That was one reason for their success; declining supply was another. Although strong demand and reduced supply worked in favor of agency securities, they still lagged U.S. Treasuries, which were the refuge of choice for many investors amid uncertain conditions.

Q. Were there any disappointments?

T.S. I didn't own a lot of Treasury Inflation Protected Securities (TIPS), which outpaced generic Treasury securities. Even though there was no real sign of inflation - which usually is the catalyst for TIPS outperforming Treasuries - investors kept buying TIPS, apparently because of worries that inflation may resurface later this year if the economy strengthens. I chose not to buy TIPS because I felt that they were already quite expensive, so I was surprised to see their prices rise even higher.

Q. Turning to you, George, what's your outlook?

G.F. The past three years have been uncharacteristically strong for government bonds, but it's important for shareholders to realize that these securities aren't without risks. Improving economic conditions, rising stock prices and higher interest rates may result in more challenging conditions for bonds. Whether any or all of those conditions will prevail in 2003 remains to be seen. Regardless of the macroeconomic backdrop, I'll continue to rely on Fidelity's research to identify opportunities to buy undervalued bonds with the expectation of holding them until they reach full value.

Semiannual Report

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income consistent with preservation of principal by normally investing at least 80% of assets in U.S. government securities and repurchase agreements for those securities

Fund number: 054

Trading symbol: FGOVX

Start date: April 4, 1979

Size: as of January 31, 2003, more than $3.4 billion

Manager: George Fischer, since January 2003; manager, various Fidelity taxable bond funds; joined Fidelity in 1989

3

George Fischer on mortgage securities:

"The fund often invests in mortgage securities. Most mortgage securities are made up of pools of home mortgage loans, and the payments on those loans ´pass through' to investors holding the mortgage securities. Others, known as collateralized mortgage securities, also are pools of home loans, but they reshuffle principal and interest payments so that different slices of each pool get their money back at different rates.

"The most common mortgage bonds are issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). Ginnie Mae securities are backed by the full faith and credit of the U.S. government, while the other two are indirectly backed by the government. Because of the government backing, mortgage securities have a very high credit quality - though not quite as high as U.S. Treasury securities - but also carry slightly higher yields than Treasuries. That combination of high quality and yield are a chief reason why I invest in these securities when I think they are attractively valued relative to other alternatives in the government bond market, mainly agencies and Treasuries."

Semiannual Report

Fidelity Government Income Fund

Investment Changes

Coupon Distribution as of January 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.0	0.1
Less than 3%	4.5	0.0
3 - 3.99%	1.0	5.8
4 - 4.99%	9.6	8.5
5 - 5.99%	9.3	19.3
6 - 6.99%	31.1	26.4
7 - 7.99%	6.6	9.2
8 - 8.99%	14.2	3.2
9 - 9.99%	1.2	1.7
10 - 10.99%	1.5	2.0
11 - 11.99%	9.8	20.6
12% and over	3.2	2.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2003
6 months ago
Years	8.3	9.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2003
6 months ago
Years	5.2	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2003*		As of July 31, 2002**
	Mortgage Securities 11.8%		Mortgage Securities 5.2%
	CMOs and Other Mortgage Related Securities 19.7%		CMOs and Other Mortgage Related Securities 18.8%
	U.S. Treasury Obligations 41.1%		U.S. Treasury Obligations 40.6%
	U.S. Government Agency Obligations 26.1%		U.S. Government Agency Obligations 33.0%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 2.4%
* Futures and Swaps	(3.5)%	** Futures and Swaps	0.0%

Semiannual Report

Fidelity Government Income Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 67.2%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 26.1%
Fannie Mae:
4.25% 7/15/07	$ 10,790	$ 11,290
4.75% 1/2/07	20,330	21,427
6% 5/15/08	39,500	44,350
6.25% 2/1/11	8,910	9,878
Farm Credit Systems Financial Assistance Corp.:
8.8% 6/10/05	22,233	25,640
9.375% 7/21/03	32,062	33,210
Federal Home Loan Bank 9.5% 2/25/04	2,355	2,554
Financing Corp. - coupon STRIPS:
0% 8/3/05	907	853
0% 8/3/05	1,082	1,018
Freddie Mac:
4.7% 11/1/05	4,500	4,531
5.125% 8/20/12	73,640	74,540
Freddie Mac participation certificates:
1.875% 1/15/05	165,000	165,141
3.5% 9/15/07	15,365	15,568
3.75% 4/15/04	19,000	19,527
4.5% 1/15/13	124,580	124,348
5.5% 9/15/11	1,240	1,345
5.875% 3/21/11	41,245	44,794
7% 7/15/05	28,835	32,188
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	5,534	6,179
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.12% 4/15/06	6,099	6,563
Series 1994-F, 8.187% 12/15/04	2,263	2,364
Series 1995-A, 6.28% 6/15/04	2,956	3,071
Series 1995-B, 6.13% 6/15/04	6,457	6,700
Series 1996-A, 6.55% 6/15/04	3,931	4,092
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	3,830	4,160
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1998-196A, 5.926% 6/15/05	5,927	6,413
Series 2000-016, 6.07% 12/15/14	18,300	19,878
6.77% 11/15/13	7,023	7,866
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates: - continued
6.99% 5/21/16	$ 20,229	$ 23,730
Private Export Funding Corp. secured:
5.34% 3/15/06	21,700	23,517
5.66% 9/15/11 (a)	11,160	12,192
5.8% 2/1/04	513	535
6.49% 7/15/07	5,000	5,672
6.67% 9/15/09	2,120	2,457
7.17% 5/15/07	8,500	9,839
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	10,000	10,032
Series 2002-20K Class 1, 5.08% 11/1/22	5,000	5,109
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	29,600	32,127
6.6% 2/15/08	35,170	39,244
6.8% 2/15/12	18,000	20,643
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	9,300	10,224
5.96% 8/1/09	9,930	10,831
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	2,492	2,820
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		908,460
U.S. Treasury Obligations - 41.1%
U.S. Treasury Bonds:
6.125% 8/15/29	202,008	235,387
8% 11/15/21	343,000	474,046
10% 5/15/10	48,300	56,773
11.25% 2/15/15	216,192	356,185
12% 8/15/13	68,000	97,835
13.25% 5/15/14	15,000	23,229
U.S. Treasury Notes:
4.875% 2/15/12	160,000	171,812
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.5% 2/15/10	$ 6,944	$ 8,202
7% 7/15/06	7,102	8,164
TOTAL U.S. TREASURY OBLIGATIONS		1,431,633
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,277,071)		2,340,093
U.S. Government Agency - Mortgage Securities - 11.8%

Fannie Mae - 10.1%
5.5% 5/1/09 to 3/1/24	5,141	5,293
5.5% 2/13/33 (b)	70,000	71,006
6% 9/1/17 to 7/1/20	62,950	65,862
6.5% 8/1/04 to 12/1/32	137,208	143,039
6.5% 2/1/33 (b)(c)	16,751	17,453
7% 7/1/13 to 6/1/32	29,020	30,628
7.5% 8/1/10 to 10/1/15	1,136	1,216
8% 1/1/22	316	341
8.5% 1/1/15 to 4/1/16	3,848	4,228
9% 5/1/14	2,920	3,228
9.5% 11/15/09 to 10/1/20	4,270	4,747
10% 8/1/10	200	218
11% 3/1/10	54	58
11.5% 6/1/19 to 5/1/28	5,247	6,077
		353,394
Freddie Mac participation certificates - 0.5%
5% 1/1/09 to 6/1/09	2,414	2,497
7% 4/1/11	8	8
7.5% 7/1/10 to 5/1/16	10,991	11,748
8% 1/1/10 to 6/1/11	233	248
8.5% 8/1/08 to 12/1/25	1,058	1,141
9% 8/1/09 to 12/1/10	267	290
9.75% 8/1/14	576	649
		16,581
Government National Mortgage Association - 1.2%
6% 7/15/08 to 12/15/10	17,451	18,595
6.5% 5/15/28 to 8/15/32	9,668	10,138
7% 10/15/26 to 1/15/32	4,204	4,469
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.5% 3/15/28 to 8/15/28	$ 409	$ 438
8% 11/15/06 to 12/15/23	5,724	6,271
8.5% 10/15/08 to 2/15/31	671	724
9.5% 2/15/25	6	7
		40,642
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $404,592)		410,617
Collateralized Mortgage Obligations - 18.8%

U.S. Government Agency - 18.8%
Fannie Mae:
planned amortization class:
Series 1993-160 Class PK, 6.5% 11/25/22	27,000	28,202
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,970
Series 1993-56 Class PH, 6.75% 6/25/22	10,000	10,290
Series 1994-23 Class PG, 6% 4/25/23	9,565	10,156
Series 1994-27 Class PJ, 6.5% 6/25/23	6,430	6,793
Series 1994-50 Class PJ, 6.5% 8/25/23	17,000	18,071
sequential pay:
Series 1993-215 Class C, 6.5% 10/25/21	8,976	9,040
Series 1995-25 Class AC, 6% 10/25/21	509	508
Series 1997-41 Class J, 7.5% 6/18/27	19,624	20,667
Series 1993-109 Class NZ, 6% 7/25/08	14,306	15,203
Series 1994-28 Class N, 6.5% 10/25/23	6,705	6,779
Series 320 Class 1, 0% 3/1/32 (d)	39,654	35,351
Fannie Mae guaranteed REMIC pass thru trust:
planned amortization class Series 2001-62 Class PF, 6.5% 6/25/26	24,251	25,079
Series 2001-45 Class TC, 6.5% 7/25/26	21,500	22,062
Series 2002-25 Class PD, 6.5% 4/25/31	35,000	36,682
target amortization class Series 2001-12 Class CS, 6.5% 6/25/27	184	184
Freddie Mac Manufactured Housing participation certificates guaranteed:
REMIC planned amortization class:
Series 1681 Class PJ, 7% 12/15/23	9,200	9,960
Series 1697 Class G, 6% 3/15/09	3,101	3,266
Series 1560 Class PN, 7% 12/15/12	15,000	16,383
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
Class 2325 Class PL, 7% 1/15/31	$ 15,422	$ 16,206
REMIC planned amortization class:
Series 1500 Class K, 7% 6/15/22	10,000	10,347
Series 1727 Class H, 6.5% 8/15/23	12,200	12,909
Series 1948 Class PG, 6.15% 11/15/25	4,833	4,883
Series 2328 Class QB, 6.5% 8/15/26	28,000	28,543
sequential pay:
Series 1974 Class Z, 7% 8/15/20	14,327	14,711
Series 2201 Class A, 7% 9/15/27	629	632
Series 2267 Class VB, 7.5% 10/15/14	9,986	10,235
Series 2448 Class XB, 6.5% 10/15/29	15,000	15,696
Series 1535 Class PN, 7% 12/15/06	10,721	11,022
Series 1614 Class L, 6.5% 7/15/23	8,138	8,873
Series 2295 Class PE, 6.5% 2/15/30	54,004	55,752
Series 2328 Class MB, 6.5% 10/15/21	17,356	17,853
Series 2435 Class WC, 5.5% 4/15/32	4,705	4,734
Series 2466 Class AG, 6.5% 6/15/32	10,941	11,036
Series 2483 Class EG, 6% 8/15/32	24,279	24,422
Freddie Mac participation certificates:
REMIC planned amortization class:
Series 1413 Class J, 4% 11/15/07	11,410	11,497
Series 2088 Class PA 5.5% 4/15/23	13,983	14,082
sequential pay Series 2355 Class AE, 6% 9/15/31	30,402	32,376
Series 2114 Class GB, 6% 1/15/29	3,761	3,761
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	22,138	23,830
REMIC planned amortization class Series 2002-33 Class PA, 5.5% 2/20/24	24,651	25,125
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $645,980)		653,171
Commercial Mortgage Securities - 0.9%

Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2002-25 Class B, 6.214% 3/16/21 (Cost $32,537)	30,000	32,902
Cash Equivalents - 7.3%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 1/31/03 due 2/3/03) (Cost $255,568)	$ 255,597	$ 255,568
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $3,615,748)		3,692,351
NET OTHER ASSETS - (6.0)%		(209,658)
NET ASSETS - 100%		$ 3,482,693
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 4.46024% with JPMorgan Chase, Inc.	Nov. 2012	$ 122,260	$ (919)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,192,000 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $4,715,353,000 and $4,199,345,000, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $165,165 and repurchase agreements of $255,568) (cost $3,615,748) - See accompanying schedule		$ 3,692,351
Commitment to sell securities on a delayed delivery basis	$ (17,451)
Receivable for securities sold on a delayed delivery basis	17,443	(8)
Cash		1
Receivable for investments sold		42
Receivable for fund shares sold		7,013
Interest receivable		45,757
Total assets		3,745,156

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 88,549
Payable for fund shares redeemed	2,187
Distributions payable	386
Unrealized loss on swap agreements	919
Accrued management fee	1,226
Other payables and accrued expenses	728
Collateral on securities loaned, at value	168,468
Total liabilities		262,463

Net Assets		$ 3,482,693
Net Assets consist of:
Paid in capital		$ 3,367,651
Distributions in excess of net investment income		(217)
Accumulated undistributed net realized gain (loss) on investments		39,583
Net unrealized appreciation (depreciation) on investments		75,676
Net Assets, for 334,280 shares outstanding		$ 3,482,693
Net Asset Value, offering price and redemption price per share ($3,482,693 ÷ 334,280 shares)		$ 10.42

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended January 31, 2003 (Unaudited)

Investment Income
Interest		$ 74,669
Security lending		83
Total income		74,752

Expenses
Management fee	$ 6,986
Transfer agent fees	3,394
Accounting and security lending fees	302
Non-interested trustees' compensation	6
Custodian fees and expenses	55
Registration fees	101
Audit	24
Legal	9
Miscellaneous	10
Total expenses before reductions	10,887
Expense reductions	(13)	10,874
Net investment income (loss)		63,878
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	88,130
Swap agreements	(653)
Total net realized gain (loss)		87,477
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,005)
Swap agreements	(919)
Delayed delivery commitments	(8)
Total change in net unrealized appreciation (depreciation)		(18,932)
Net gain (loss)		68,545
Net increase (decrease) in net assets resulting from operations		$ 132,423

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,878	$ 112,224
Net realized gain (loss)	87,477	39,445
Change in net unrealized appreciation (depreciation)	(18,932)	48,664
Net increase (decrease) in net assets resulting from operations	132,423	200,333
Distributions to shareholders from net investment income	(63,242)	(115,123)
Distributions to shareholders from net realized gain	(41,177)	-
Total distributions	(104,419)	(115,123)
Share transactions Net proceeds from sales of shares	957,325	1,454,291
Reinvestment of distributions	100,685	109,747
Cost of shares redeemed	(523,163)	(882,940)
Net increase (decrease) in net assets resulting from share transactions	534,847	681,098
Total increase (decrease) in net assets	562,851	766,308

Net Assets
Beginning of period	2,919,842	2,153,534
End of period (including distributions in excess of net investment income of $217 and distributions in excess of net investment income of $853, respectively)	$ 3,482,693	$ 2,919,842
Other Information Shares
Sold	91,296	144,234
Issued in reinvestment of distributions	9,621	10,878
Redeemed	(50,021)	(87,618)
Net increase (decrease)	50,896	67,494

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998 H	1997 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 9.98	$ 9.49	$ 9.54	$ 9.98	$ 9.76	$ 9.62
Income from Investment Operations
Net investment income (loss) D	.207	.452 F	.577	.592	.588	.481	.625
Net realized and unrealized gain (loss)	.248	.335 F	.525	(.059)	(.429)	.208	.175
Total from investment operations	.455	.787	1.102	.533	.159	.689	.800
Distributions from net investment income	(.205)	(.467)	(.612)	(.583)	(.599)	(.469)	(.660)
Distributions from net realized gain	(.130)	-	-	-	-	-	-
Total distributions	(.335)	(.467)	(.612)	(.583)	(.599)	(.469)	(.660)
Net asset value, end of period	$ 10.42	$ 10.30	$ 9.98	$ 9.49	$ 9.54	$ 9.98	$ 9.76
Total Return B, C	4.44%	8.08%	11.92%	5.81%	1.48%	7.19%	8.61%
Ratios to Average Net Assets E
Expenses before expense reductions	.67% A	.69%	.61%	.66%	.68%	.69% A	.73%
Expenses net of voluntary waivers, if any	.67% A	.69%	.61%	.66%	.68%	.69% A	.73%
Expenses net of all reductions	.67% A	.68%	.60%	.65%	.67%	.68% A	.72%
Net investment income (loss)	3.92% A	4.50% F	5.91%	6.27%	5.91%	5.82% A	6.48%
Supplemental Data
Net assets, end of period (in millions)	$ 3,483	$ 2,920	$ 2,154	$ 1,421	$ 1,580	$ 1,253	$ 1,023
Portfolio turnover rate	261% A	284%	214%	131%	168%	289% A	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G For the period ended September 30.

H Ten months ended July 31, 1998.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Govt Income	3.88%	9.25%	39.79%	88.99%
LB Int Government Bond	3.65%	8.93%	41.00%	91.15%
Short-Intermediate U.S. Government Funds Average	2.90%	7.16%	34.19%	78.12%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the Lehman Brothers Intermediate Government Bond Index - a market value-weighted index of U.S. Government fixed-rate debt issues with maturities between one and 10 years. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Govt Income	9.25%	6.93%	6.57%
LB Int Government Bond	8.93%	7.11%	6.69%
Short-Intermediate U.S. Government Funds Average	7.16%	6.05%	5.93%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Fidelity Intermediate Government Income Fund
Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Government Income Fund on January 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Intermediate Government Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Total Return Components

	Six months ended January 31,	Years ended July 31,
	2003	2002	2001	2000	1999	1998
Dividend returns	1.80%	5.03%	6.85%	6.59%	6.47%	6.88%
Capital returns	2.08%	3.48%	4.83%	-1.48%	-3.27%	-0.10%
Total returns	3.88%	8.51%	11.68%	5.11%	3.20%	6.78%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended January 31, 2003	Past 1 month	Past 6 months	Past 1 year
Dividends per share	2.89¢	18.05¢	40.16¢
Annualized dividend rate	3.30%	3.49%	3.99%
30-day annualized yield	2.76%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.30 over the past one month, $10.27 over the past six months and $10.07 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fidelity Intermediate Government Income Fund

Fund Talk: The Manager's Overview

Market Recap

The investment-grade debt market offered solid returns during the six-month period ending January 31, 2003, but it also experienced significant volatility. Land mines and credit downgrades were rampant in the corporate sector, mortgage securities were pressured by record waves of refinancing, and yields on the benchmark 10-year Treasury note hit a 44-year low. Despite the volatility, every investment-grade debt benchmark had a positive return. Overall, the economic and geopolitical environment was well-suited for fixed-income investors. Interest rates stood at 40-year lows, inflation was virtually nil, equity markets were tumbling and economic growth was anemic. Fears of war with Iraq also drove investors to high-quality debt. With that as a backdrop, the Lehman Brothers® Aggregate Bond Index - a popular measure of taxable bond performance - returned 5.05% for the past six months. Corporates rallied strongly late in the period and finished as the best absolute performers, as the Lehman Brothers Credit Bond Index jumped 8.10%. Treasuries and agency bonds also fared well, with the Lehman Brothers Treasury and U.S. Agency indexes advancing 5.08% and 4.51%, respectively. Although prepayments spiked to all-time highs, institutional demand for mortgage-backed bonds remained high, and the Lehman Brothers Mortgage-Backed Securities Index gained 3.13% over the past six months.

(Portfolio Manager photograph)
An interview with George Fischer, Portfolio Manager of Fidelity Intermediate Government Income Fund

Q. How did the fund perform, George?

A. For the six-month period ending January 31, 2003, the fund returned 3.88%. To get a sense of how the fund did relative to its competitors, the short-intermediate U.S. government funds average as tracked by Lipper Inc. gained 2.90%. Additionally, the Lehman Brothers Intermediate Government Bond Index returned 3.65%. For the 12-month period that ended January 31, 2003, the fund returned 9.25%, while the Lipper average was up 7.16% and the Lehman Brothers index gained 8.93%.

Q. What factors drove the government bond market's performance, and what helped the fund outpace its benchmarks during the six-month period?

A. The government bond market performed fairly well during the period as institutional and individual investors alike became increasingly skittish amid a flood of unsettling developments. Reasons for concern included the growing prospects of a war with Iraq - which helped push crude oil prices to two-year highs - ongoing concerns about global economic conditions, corporate profits and the equity market performance. That prompted many investors to shun stocks and corporate bonds in favor of government bonds. In the final month of the period, however, government bonds were caught in a bit of a tug of war. Concerns about war with Iraq and further eroding stock prices benefited bonds, while a weaker dollar and increasing bond issuance pressured fixed-income securities. In terms of the fund's outperformance of its benchmarks during the most recent six-month period, I'd point to the way in which the fund was allocated across sectors at various points in time.

Semiannual Report

Fidelity Intermediate Government Income Fund
Fund Talk: The Manager's Overview - continued

Q. Could you elaborate on your approach to sector selection?

A. Sure. We use a disciplined investment process that helps us identify opportunities to invest in sectors and securities when we believe they are undervalued, with the idea of holding them until they approach what we believe to be their fair value. Generally speaking, that research-driven approach to relative value helped the fund outperform its benchmarks. For example, mortgage securities posted strong gains during the period, but came under periodic pressure relative to agency and Treasury bonds due to record levels of mortgage refinancing activity. As homeowners refinanced, holders of mortgage securities were susceptible to getting some of the principal back years earlier than they had expected and potentially having to take that cash and buy new securities at lower, prevailing interest rates. Likewise, agency securities occasionally under- and outperformed mortgage and Treasury securities, usually because of supply and demand conditions in the agency market. Our decisions regarding when to overweight or underweight agency and mortgage securities typically were rewarded, as was our security selection within those sectors.

Q. Were there any disappointments?

A. In hindsight, nobody bats a thousand and there are always things we could have done a bit better, perhaps modifying our sector weightings to a greater extent. That said, there weren't any individual holdings or decisions that resulted in big disappointments over the past six months.

Q. What's your outlook?

A. The past three years have been uncharacteristically strong for government bonds, but it's important for shareholders to realize that these securities aren't without risks. Improving economic conditions, rising stock prices and higher interest rates each or together may result in more challenging conditions for bonds. Whether any or all of those conditions will prevail in 2003 remains to be seen. Regardless of the macroeconomic backdrop, I'll continue to rely on Fidelity's research strength to identify opportunities to buy undervalued bonds with the expectation of holding them until they reach full value.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income consistent with preservation of capital by normally investing at least 80% of assets in U.S. government securities and repurchase agreements for those securities while maintaining a dollar weighted average maturity between three and 10 years

Fund number: 452

Trading symbol: FSTGX

Start date: May 2, 1988

Size: as of January 31, 2003, more than $1.3 billion

Manager: George Fischer, since 2002; manager, various Fidelity and Spartan taxable bond funds; joined Fidelity in 1989

3

George Fischer on mortgage securities:

"Throughout the past six months, I've maintained a relatively large weighting in mortgage securities. Most mortgage securities are made up of pools of home mortgage loans, and the payments on those loans ´pass through' to investors holding the mortgage securities. Others, known as collateralized mortgage securities, also are pools of home loans, but they reshuffle principal and interest payments so that different slices of each pool get their money back at different rates.

"The most common mortgage bonds are issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). Ginnie Mae securities are backed by the full faith and credit of the U.S. government, while the other two are indirectly backed by the government. Because of the government backing, mortgage securities have a very high credit quality - though not quite as high as U.S. Treasury securities - but also carry slightly higher yields than Treasuries. That combination of high quality and yield are a chief reason why I invest in these securities when I think they are attractively valued relative to other alternatives in the government bond market, mainly agencies and U.S. Treasuries."

Semiannual Report

Fidelity Intermediate Government Income Fund

Investment Changes

Coupon Distribution as of January 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	2.7	0.8
3 - 3.99%	12.7	7.0
4 - 4.99%	6.3	2.0
5 - 5.99%	35.3	41.4
6 - 6.99%	23.4	25.2
7 - 7.99%	6.4	7.2
8 - 8.99%	1.6	2.4
9 - 9.99%	0.3	0.5
10 - 10.99%	0.5	0.8
11 - 11.99%	3.1	4.1
12% and over	3.6	4.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2003
6 months ago
Years	4.5	4.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2003
6 months ago
Years	3.3	3.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2003*		As of July 31, 2002**
	Mortgage Securities 11.8%		Mortgage Securities 8.8%
	CMOs and Other Mortgage Related Securities 9.7%		CMOs and Other Mortgage Related Securities 7.1%
	U.S. Treasury Obligations 29.0%		U.S. Treasury Obligations 25.1%
	U.S. Government Agency Obligations 51.4%		U.S. Government Agency Obligations 54.7%
	Short-Term Investments and Net Other Assets*** (1.9)%		Short-Term Investments and Net Other Assets 4.3%
* Futures and Swaps	(1.2)%	** Futures and Swaps	1.0%
*** Short-Term and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Intermediate Government Income Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 80.4%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 51.4%
Fannie Mae:
3% 6/15/04	$ 7,425	$ 7,575
3.5% 10/15/07	2,100	2,096
4.25% 2/11/05	10,000	10,007
4.25% 7/15/07	22,765	23,820
5.25% 6/15/06	38,000	41,222
5.25% 4/15/07	64,510	70,118
6.25% 2/1/11	1,285	1,425
6.25% 7/19/11	13,000	13,698
6.625% 11/15/10	24,965	29,038
7.125% 2/15/05	18,090	19,973
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	7,000	8,073
Federal Farm Credit Bank 9.15% 2/14/05	500	572
Federal Home Loan Bank 6.75% 4/10/06	1,000	1,129
Freddie Mac:
3.875% 6/27/05	25,000	25,206
4.375% 2/4/10	26,000	26,077
5.125% 8/20/12	9,600	9,717
Freddie Mac participation certificates:
3.25% 11/15/04	63,000	64,696
3.5% 9/15/07	32,540	32,969
3.75% 4/15/04	43,600	44,809
5.5% 7/15/06	83,765	91,541
5.5% 9/15/11	1,000	1,085
5.75% 3/15/09	40,360	44,954
5.75% 1/15/12	15,000	16,517
5.875% 3/21/11	1,285	1,396
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	6,509	7,268
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	382	394
Series 1993-D, 5.23% 5/15/05	368	382
Series 1994-F, 8.187% 12/15/04	1,202	1,255
Series 1995-A, 6.28% 6/15/04	1,272	1,322
Series 1996-A, 6.55% 6/15/04	2,317	2,412
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1992-A, 7.02% 9/1/04	$ 2,086	$ 2,181
Series 1994-A, 7.39% 6/26/06	3,500	3,842
Series 1994-B, 7.5% 1/26/06	380	412
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	2,783	3,119
Private Export Funding Corp. secured:
5.48% 9/15/03	490	497
5.65% 3/15/03	342	343
5.66% 9/15/11 (a)	9,000	9,833
5.73% 1/15/04	8,000	8,329
5.8% 2/1/04	1,677	1,750
6.86% 4/30/04	625	665
Sallie Mae 5.25% 3/15/06	8,300	8,973
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	5,815	6,311
6.6% 2/15/08	20,670	23,064
6.8% 2/15/12	7,500	8,601
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	10,000	10,993
6.06% 8/1/10	10,000	10,985
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	2,573	2,913
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		703,557
U.S. Treasury Obligations - 29.0%
U.S. Treasury Bonds:
11.25% 2/15/15	15,200	25,043
11.75% 2/15/10	13,099	15,665
12% 8/15/13	31,400	45,177
U.S. Treasury Notes:
4.875% 2/15/12	30,000	32,215
5.5% 5/15/09	55,000	61,624
5.625% 5/15/08	68,800	77,163
5.75% 11/15/05	19,000	20,869
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5.75% 8/15/10	$ 2,000	$ 2,273
6% 8/15/09	8,000	9,191
6.5% 8/15/05	16,500	18,338
6.5% 10/15/06	20,610	23,463
6.5% 2/15/10	55,525	65,580
TOTAL U.S. TREASURY OBLIGATIONS		396,601
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,065,085)		1,100,158
U.S. Government Agency - Mortgage Securities - 11.8%

Fannie Mae - 10.2%
5.5% 1/1/09 to 2/1/09	3,534	3,714
5.5% 2/1/18 (b)	16,117	16,666
6% 10/1/08 to 11/1/17	16,855	17,706
6% 2/1/33 (b)	27,000	27,903
6.5% 4/1/16 to 9/1/17	16,826	17,808
7% 7/1/10 to 8/1/32 (c)	17,871	18,865
7% 2/1/33 (b)(c)	28,995	30,536
9% 2/1/13	498	550
9.5% 11/15/09	873	970
10% 1/1/20	29	33
10.25% 10/1/09 to 10/1/18	83	93
11% 8/1/10 to 1/1/16	1,424	1,623
11.25% 5/1/14 to 1/1/16	220	254
11.5% 9/1/11 to 6/1/19	1,027	1,183
12.25% 12/1/10 to 5/1/15	193	225
12.5% 3/1/12 to 7/1/16	711	831
12.75% 10/1/11 to 6/1/15	451	530
13% 7/1/13 to 7/1/15	295	349
13.25% 9/1/11	220	262
13.5% 11/1/14 to 12/1/14	20	25
14% 10/1/14	48	58
14.5% 7/1/14	17	21
15% 4/1/12	9	11
		140,216
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac participation certificates - 1.0%
6.5% 5/1/08	$ 549	$ 585
8.5% 6/1/14 to 9/1/17	680	729
9% 11/1/09 to 8/1/16	256	277
9.5% 7/1/16 to 8/1/21	1,495	1,661
10% 7/1/09 to 3/1/21	3,182	3,584
10.5% 9/1/09 to 5/1/21	467	529
11% 2/1/11 to 9/1/20	188	218
11.25% 2/1/10 to 10/1/14	340	388
11.5% 10/1/15 to 8/1/19	235	272
11.75% 11/1/11 to 7/1/15	54	62
12% 10/1/09 to 11/1/19	633	735
12.25% 8/1/11 to 8/1/15	276	324
12.5% 10/1/09 to 6/1/19	2,891	3,397
12.75% 2/1/10 to 1/1/11	41	48
13% 9/1/10 to 5/1/17	416	494
13.25% 11/1/10 to 12/1/14	77	91
13.5% 11/1/10 to 10/1/14	113	132
14% 11/1/12 to 4/1/16	15	19
14.5% 12/1/10	4	5
14.75% 3/1/10	7	9
16.25% 7/1/11	3	4
		13,563
Government National Mortgage Association - 0.6%
8% 9/15/06 to 12/15/23	3,139	3,433
8.5% 4/15/16 to 4/15/17	30	33
10.5% 8/15/15 to 10/15/21	2,725	3,148
10.75% 12/15/09 to 3/15/10	81	90
11% 9/20/14 to 1/20/21	126	146
12.5% 12/15/10	6	7
13% 1/15/11 to 12/15/14	296	352
13.25% 8/15/14	13	16
13.5% 5/15/10 to 12/15/14	187	222
14% 6/15/11	10	12
16% 4/15/13	32	40
17% 12/15/11	3	4
		7,503
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $157,469)		161,282
Collateralized Mortgage Obligations - 9.7%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - 9.7%
Fannie Mae:
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	$ 365	$ 420
Series 1994-72 Class G, 6% 10/25/19	305	305
sequential pay Series 1993-238 Class C, 6.5% 12/25/08	11,275	12,395
Series 1994-12 Class PH, 6.25% 1/25/09	5,962	6,348
Series 1994-42 Class FK, 3.42% 4/25/24 (d)	7,000	7,034
Fannie Mae guaranteed REMIC pass thru trust:
floater Series 2002-74 Class FV, 1.87% 11/25/32 (d)	23,143	23,175
planned amortization class:
Series 1999-25 Class PA, 6% 2/25/20	2,298	2,314
Series 2001-53 Class PE, 6.5% 10/25/24	3,455	3,504
Series 2001-80 Class PH, 6% 12/25/27	4,100	4,246
Series 2002-55 Class PA, 5.5% 3/25/18	1,375	1,430
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2526 Class FC, 1.82% 11/15/32 (d)	15,776	15,802
REMIC planned amortization class:
Series 1639 Class J, 6% 12/15/08	652	658
Series 2134 Class PC, 5.725% 4/15/11	2,814	2,873
Series 2396 Class PX, 6% 6/15/27	4,011	4,193
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	10,506	11,226
Series 2134 Class H, 6.5% 12/15/24	947	958
Series 2279 Class VE, 6.5% 11/15/06	3,252	3,371
Series 1543 Class VK, 6.7% 1/15/23	10,105	10,833
Series 1648 Class LA, 6% 5/15/23	2,662	2,667
Series 2435 Class WC, 5.5% 4/15/32	1,889	1,901
Freddie Mac participation certificates:
REMIC planned amortization class:
Series 1995 Class PB, 6.5% 9/20/25	3,017	3,057
Series 2113 Class QD, 6% 2/15/23	5,000	5,112
Series 2115 Class PC, 6% 5/15/11	1,375	1,409
sequential pay:
Series 2166:
Class AC, 6.5% 3/15/26	1,223	1,237
Class AE, 6.5% 10/15/25	1,308	1,320
Series 2257 Class VA, 7% 9/15/07	5,162	5,308
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $132,196)		133,096
Cash Equivalents - 4.3%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 1/31/03 due 2/3/03) (Cost $59,431)	$ 59,438	$ 59,431
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $1,414,181)		1,453,967
NET OTHER ASSETS - (6.2)%		(85,466)
NET ASSETS - 100%		$ 1,368,501
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.7075% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Jan. 2006	$ 8,000	$ 37
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 2.1147% with Merrill Lynch, Inc.	April 2004	25,000	(177)
		$ 33,000	$ (140)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,833,000 or 0.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,460,353,000 and $1,185,919,000, respectively.
Income Tax Information

At July 31, 2002, the fund had a capital loss carryforward of approximately $74,331,000 of which $42,422,000, $8,517,000, $3,975,000, $11,910,000 and $7,507,000 will expire on July 31, 2003, 2004, 2005, 2008 and 2009, respectively. Of the loss carryforwards expiring on July 31, 2003, 2004 and 2005, $2,987,000, $1,883,000 and $702,000, respectively, were acquired in the merger and are available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,992 and repurchase agreements of $59,431) (cost $1,414,181) - See accompanying schedule		$ 1,453,967
Commitment to sell securities on a delayed delivery basis	$ (44,758)
Receivable for securities sold on a delayed delivery basis	44,751	(7)
Receivable for investments sold		26,125
Receivable for fund shares sold		2,666
Interest receivable		17,536
Total assets		1,500,287

Liabilities
Payable for investments purchased Regular delivery	$ 26,077
Delayed delivery	75,107
Payable for fund shares redeemed	2,863
Distributions payable	463
Unrealized loss on swap agreements	140
Accrued management fee	486
Other payables and accrued expenses	210
Collateral on securities loaned, at value	26,440
Total liabilities		131,786

Net Assets		$ 1,368,501
Net Assets consist of:
Paid in capital		$ 1,382,595
Undistributed net investment income		603
Accumulated undistributed net realized gain (loss) on investments		(54,336)
Net unrealized appreciation (depreciation) on investments		39,639
Net Assets, for 132,610 shares outstanding		$ 1,368,501
Net Asset Value, offering price and redemption price per share ($1,368,501 ÷ 132,610 shares)		$ 10.32

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended January 31, 2003 (Unaudited)

Investment Income
Interest		$ 27,195
Security lending		53
Total income		27,248

Expenses
Management fee	$ 2,823
Transfer agent fees	835
Accounting and security lending fees	152
Non-interested trustees' compensation	2
Custodian fees and expenses	37
Registration fees	57
Audit	20
Legal	3
Miscellaneous	5
Total expenses before reductions	3,934
Expense reductions	(2)	3,932
Net investment income (loss)		23,316
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	24,043
Swap agreements	345
Total net realized gain (loss)		24,388
Change in net unrealized appreciation (depreciation) on: Investment securities	(774)
Swap agreements	(242)
Delayed delivery commitments	(7)
Total change in net unrealized appreciation (depreciation)		(1,023)
Net gain (loss)		23,365
Net increase (decrease) in net assets resulting from operations		$ 46,681

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,316	$ 43,250
Net realized gain (loss)	24,388	15,876
Change in net unrealized appreciation (depreciation)	(1,023)	16,839
Net increase (decrease) in net assets resulting from operations	46,681	75,965
Distributions to shareholders from net investment income	(22,900)	(44,407)
Share transactions Net proceeds from sales of shares	510,156	500,961
Reinvestment of distributions	19,856	37,466
Cost of shares redeemed	(292,422)	(306,463)
Net increase (decrease) in net assets resulting from share transactions	237,590	231,964
Total increase (decrease) in net assets	261,371	263,522

Net Assets
Beginning of period	1,107,130	843,608
End of period (including undistributed net investment income of $603 and undistributed net investment income of $187, respectively)	$ 1,368,501	$ 1,107,130
Other Information Shares
Sold	49,691	50,415
Issued in reinvestment of distributions	1,927	3,786
Redeemed	(28,505)	(31,051)
Net increase (decrease)	23,113	23,150

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.77	$ 9.32	$ 9.46	$ 9.78	$ 9.79
Income from Investment Operations
Net investment income (loss) D	.183	.457 F	.607	.616	.640	.652
Net realized and unrealized gain (loss)	.208	.353 F	.452	(.151)	(.326)	(.008)
Total from investment operations	.391	.810	1.059	.465	.314	.644
Distributions from net investment income	(.181)	(.470)	(.609)	(.605)	(.634)	(.654)
Net asset value, end of period	$ 10.32	$ 10.11	$ 9.77	$ 9.32	$ 9.46	$ 9.78
Total Return B, C	3.88%	8.51%	11.68%	5.11%	3.20%	6.78%
Ratios to Average Net Assets E
Expenses before expense reductions	.60% A	.59%	.64%	.65%	.65%	.65%
Expenses net of voluntary waivers, if any	.60% A	.59%	.61%	.63%	.53%	.38%
Expenses net of all reductions	.60% A	.59%	.60%	.63%	.53%	.38%
Net investment income (loss)	3.54% A	4.63% F	6.34%	6.59%	6.58%	6.65%
Supplemental Data
Net assets, end of period (in millions)	$ 1,369	$ 1,107	$ 844	$ 728	$ 874	$ 704
Portfolio turnover rate	185% A	145%	114%	66%	117%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund (the funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Ginnie Mae Fund, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Ginnie Mae Fund	$ 8,049,314	$ 127,646	$ (8,295)	$ 119,351
Government Income Fund	3,618,826	85,439	(11,914)	73,525
Intermediate Government Income Fund	1,417,648	37,791	(1,472)	36,319

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Swaps. Certain funds may invest in swaps for the purpose of managing their exposure to interest rates, credit or market risk. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically on a net basis.

Interest rate swaps usually involve the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. Gains or losses are realized only upon early termination of the swap agreement. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates will adversely impact each applicable fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Risks may exceed

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swaps - continued

amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other short-term securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to interest income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to interest income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Joint Trading Account.

At the end of the period, Fidelity Ginnie Mae Fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated January 31, 2003, due February 3, 2003	1.35%
Number of dealers or banks	Eleven
Maximum amount with one dealer or bank	20.2%
Aggregate principal amount of agreements	$11,140,279
Aggregate maturity amount of agreements	$11,141,532
Aggregate market value of transferred assets	$11,371,323
Coupon rates of transferred assets	0% to 12.5%
Maturity dates of transferred assets	2/4/03 to 10/1/41

Semiannual Report

4. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Ginnie Mae Fund	.30%	.13%	.43%
Government Income Fund	.30%	.13%	.43%
Intermediate Government Income Fund	.30%	.13%	.43%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Ginnie Mae Fund	.11%	|
Government Income Fund	.21%
Intermediate Government Income Fund	.13%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Ginnie Mae Fund	$ 5	$ 6
Government Income Fund	2	11
Intermediate Government Income Fund	2	-

8. Other Information.

At the end of the period, Fidelity Freedom Fund 2010 was the owner of record of approximately 20% of the total outstanding shares of Fidelity Government Income Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 42% of the total outstanding shares of Fidelity Government Income Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.; Ginnie Mae and
Intermediate Government Income

Fidelity Management & Research
(Far East) Inc.; Ginnie Mae and
Intermediate Government Income

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited;
Ginnie Mae and Intermediate
Government Income

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Real Estate Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GVT-SANN-0303 340044
1.700523.105

Fidelity®

Ultra-Short Bond

Fund

Semiannual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower. The fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Period ended January 31, 2003	Life of fund
Fidelity Ultra Short Bond Fund	1.10%
LB 6 Month Swap	0.79%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, since the fund started on August 29, 2002. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® 6 Month Swap Index, which measures the total return of investing in 6-month par swaps over time. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

Average Annual Total Returns

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Semiannual Report

Performance - continued

Total Return Components

August 29, 2002 (commencement of operations) to January 31,
2003
Dividend returns	0.90%
Capital returns	0.20%
Total returns	1.10%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Period ended January 31, 2003	Past 1 month	Life of fund
Dividends per share	1.50¢	8.91¢
Annualized dividend rate	1.76%	2.08%
30-day annualized yield	1.76%	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.02 over the past one month, and $10.01 over the life of the fund, you can compare the fund's income over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses the yield would have been 1.54%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The investment-grade debt market offered solid returns during the six-month period ending January 31, 2003, but it also experienced significant volatility. Land mines and credit downgrades were rampant in the corporate sector, mortgage securities were pressured by record waves of refinancing, and yields on the benchmark 10-year Treasury note hit a 44-year low. Despite the volatility, every investment-grade debt benchmark had a positive return. Overall, the economic and geopolitical environment was well-suited for fixed-income investors. Interest rates stood at 40-year lows, inflation was virtually nil, equity markets were tumbling and economic growth was anemic. Fears of war with Iraq also drove investors to high-quality debt. With that as a backdrop, the Lehman Brothers® Aggregate Bond Index - a popular measure of taxable bond performance - returned 5.05% for the past six months. Corporates rallied strongly late in the period and finished as the best absolute performers, as the Lehman Brothers Credit Bond Index jumped 8.10%. Treasuries and agency bonds also fared well, with the Lehman Brothers Treasury and U.S. Agency indexes advancing 5.08% and 4.51%, respectively. Although prepayments spiked to all-time highs, institutional demand for mortgage-backed bonds remained high, and the Lehman Brothers Mortgage-Backed Securities Index gained 3.13% over the past six months.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Ultra-Short Bond Fund

Q. How did the fund perform, Andy?

A. From its inception on August 29, 2002, through January 31, 2003, the fund returned 1.10%, outpacing the Lehman Brothers 6 Month Swap Index, which returned 0.79%. Going forward, we will look at the fund's performance at six- and 12-month intervals and compare it to the Lehman Brothers index and its Lipper peer group.

Q. What drove results during the abbreviated period?

A. Our positioning in short-term corporate bonds played an integral role. The fund launched at a time of severe turmoil in the credit markets, fueled by widespread rating agency downgrades, news of corporate scandals and mounting geopolitical concerns. Our ability to identify attractive bargains amid all the weakness was key, as we built positions in bonds we felt offered a good risk/return profile at cheap prices. When the market later rebounded amid a more favorable environment for riskier assets, many of our holdings - particularly in telecommunications and financials - performed quite nicely. Despite the fund's modest overall exposure to corporates - around 10% of net assets - we generated strong relative returns due to the extreme spread volatility among shorter-duration corporates.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What other strategies worked?

A. Having a sizable weighting in asset-backed securities (ABS) also helped boost relative returns. Strong demand for high-quality, higher-yielding investments benefited ABS, which are backed by such income-producing assets as car, credit card and home equity loans, and are structured in a way that enhances the safety of the securities. Favorable issue selection also contributed, as I used our strong research capabilities to identify bonds whose risks were understated by the simple rating agency methodologies. Evaluating underlying collateral and structured risks in ways that go beyond simple credit ratings provides us with an advantage in certain parts of the asset-backed market.

Q. How did mortgage securities fit in?

A. I owned mortgages because they, too, offered superior return potential relative to repurchase agreements (repos) and short-duration government bonds. Within the position, I focused mainly on collateralized-mortgage obligations (CMOs) - which are backed by pools of mortgage-backed securities separated into different maturity classes - given their reduced sensitivity to prepayments, higher yields and more predictable cash flows. However, since CMOs generate better returns later in their life, it was a challenge to get a lot of juice from the sector in the fund's initial reporting period. As mortgage rates continued to grind lower and refinancing activity remained high, these securities performed only in line with cash equivalents. That said, by taking a conservative approach to valuation upfront and using our short-term prepayment models, I was able to add incremental value overall in the mortgage space.

Q. Why the heavy weighting in cash equivalents?

A. My goal is to be as fully invested and diversified as possible while the fund grows. However, doing so was a challenge during the period as assets flowed in rather quickly. As a result, our average cash level exceeded the liquidity needs of the fund and thus dragged on performance. I was able to reduce the drag somewhat with the better returns created by using collateralized repurchase agreements, such as reverse mortgage dollar rolls, in place of some overnight repos. We also benefited by allocating part of the position to the Fidelity Ultra-Short Central Fund, a diversified internal pool of assets designed to increase returns on cash-like investments with more efficiency.

Q. What's your outlook?

A. While I'm sensitive at the margin to the uncertainty posed by war with Iraq and its impact on both the economy and the direction of interest rates, it's not the overriding theme in the fund. My focus remains on finding specific bonds that offer a good combination of risk and reward, an approach I feel positions us well for a wide range of scenarios. Although I continued to favor high-quality securities in the structured markets - namely ABS and CMOs - at period end, I'm looking to prudently add more corporates where I think there's some valuation upside.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income consistent with the preservation of capital

Fund number: 812

Trading symbol: FUSFX

Start date: August 29, 2002

Size: as of January 31, 2003, more than $113 million

Manager: Andrew Dudley, since inception; manager, several Fidelity investment-grade taxable bond funds; joined Fidelity in 1996

3

Andrew Dudley on yield versus total return:

"It's tempting to judge a bond fund's potential solely by its yield, meaning the income that it distributes to investors. But it's important to remember that yield does not necessarily equal total return. Another, and possibly better, way to evaluate a bond fund is by its historical total return, which includes both its yield and the actual change in price of the bonds the fund owns. Looked at over time, total return is a good way to evaluate the consistency of the fund's past performance. Some bond funds may have very high yields, but have lackluster total returns. In fact, it's even possible that a given fund that had a very high yield could later deliver a negative total return. Furthermore, a very high yield may serve as a warning flag that a fund's risk profile is relatively high.

"Higher-yielding bonds often have some measure of added risk, be it a heightened sensitivity to changes in interest rates or lower credit quality. Longer-term bonds, for example, tend to have higher yields because they are more sensitive to changes in interest rates. Lower-quality bonds pay investors higher yields because there is a greater chance of the bond issuer experiencing credit problems.

"The point is to be wary of yield as the only measure of a bond fund's potential."

Semiannual Report

Investment Summary

Quality Diversification (% of fund's net assets)
As of January 31, 2003
U.S. Governments 22.0%
AAA 19.7%
AA 6.8%
A 17.7%
BBB 5.9%
BB and Below 0.3%
Not Rated 0.8%
Short-Term Investments and Net Other Assets 26.8%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of January 31, 2003

Years	1.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2003

Years	0.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2003*
Corporate Bonds	9.3%
U.S. Governments	22.0%
Asset-Backed Securities	32.2%
CMOs and Other Mortgage Related Securities	9.7%
Short-Term Investments and Net Other Assets	26.8%
* Foreign investments	0.9%
* Futures and Swaps	14.1%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.4%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
Comcast Cable Communications, Inc. 8.125% 5/1/04	$ 225,000	$ 237,054
TCI Communications, Inc. 6.375% 5/1/03	100,000	99,997
Walt Disney Co. 4.875% 7/2/04	300,000	308,837
		645,888
CONSUMER STAPLES - 0.3%
Tobacco - 0.3%
Philip Morris Companies, Inc. 7.5% 4/1/04	300,000	314,047
ENERGY - 0.2%
Oil & Gas - 0.2%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	50,000	52,060
Pemex Project Funding Master Trust 2.89% 1/7/05 (a)(d)	150,000	150,765
		202,825
FINANCIALS - 1.9%
Banks - 0.3%
CIT Group, Inc. 2.9256% 3/1/04 (d)	250,000	250,537
Sears Roebuck Acceptance Corp. 6.02% 2/18/03	50,000	50,005
		300,542
Diversified Financials - 0.8%
Countrywide Home Loans, Inc. 5.25% 6/15/04	250,000	259,528
John Deere Capital Corp. 2.01% 9/17/04 (d)	50,000	50,055
NiSource Finance Corp. 7.5% 11/15/03	50,000	51,042
Sprint Capital Corp.:
5.7% 11/15/03	150,000	149,250
5.875% 5/1/04	150,000	147,750
State Street Capital Trust II 1.8688% 2/15/08 (d)	300,000	299,754
		957,379
Insurance - 0.3%
Travelers Property Casualty Corp. 0% 2/5/04 (d)(h)	300,000	299,551
Real Estate - 0.5%
EOP Operating LP 7.375% 11/15/03	75,000	77,860
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Mack-Cali Realty LP 7% 3/15/04	$ 75,000	$ 78,462
ProLogis Trust 7% 10/1/03	400,000	410,791
		567,113
TOTAL FINANCIALS		2,124,585
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
Raytheon Co. 5.7% 11/1/03	250,000	254,496
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee:
1.79% 7/30/03 (d)	50,000	48,750
4.95% 8/1/03	100,000	100,000
		148,750
TOTAL INDUSTRIALS		403,246
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Boise Cascade Corp. 7.9% 12/15/03	100,000	102,081
TOTAL NONCONVERTIBLE BONDS (Cost $3,779,863)		3,792,672
U.S. Government Agency Obligations - 0.9%

Fannie Mae 0% 4/16/03 (c) (Cost $996,479)	1,000,000	997,600
Asset-Backed Securities - 15.9%

ACE Securities Corp. Home Equity Loan Trust 2.27% 8/25/32 (d)	50,000	50,164
Ameriquest Mortgage Securities, Inc.:
0% 2/25/33 (b)(d)	385,000	385,000
1.74% 9/25/32 (d)	456,781	456,488
2.5163% 1/25/33 (d)	500,000	500,000
Amortizing Residential Collateral Trust 2.22% 10/25/32 (d)	100,000	98,578
AQ Finance Nim Trust 1.85% 10/25/09 (d)	85,834	85,834
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Bank One Issuance Trust:
1.71% 5/15/08 (d)	$ 100,000	$ 99,938
1.73% 8/15/08 (d)	500,000	500,000
Capital Auto Receivables Asset Trust 1.84% 6/15/10 (a)(d)	400,000	400,000
Capital One Master Trust 1.74% 4/16/07 (d)	500,000	494,051
Capital One Multi-Asset Execution Trust 2.07% 7/15/08 (d)	800,000	792,000
CDC Mortgage Capital Trust 2.48% 3/25/33 (d)	300,000	298,486
CDC Mortgage Capital, Inc. Nim Trust 10% 1/25/33 (a)	147,626	147,626
Chase Credit Card Owner Trust:
1.72% 1/15/08 (d)	150,000	149,962
1.85% 3/16/09 (d)	200,000	200,534
Fannie Mae guaranteed REMIC pass thru trust 5.25% 4/25/05 (g)	1,051,347	93,001
First Security Auto Owner Trust 7.4% 10/17/05	438,434	449,519
First USA Credit Card Master Trust:
0% 1/17/07 (d)	150,000	150,216
1.78% 11/20/06 (d)	100,000	100,160
GSAMP Trust 1.74% 7/25/32 (d)	443,553	443,094
Home Equity Asset Trust:
Nims Trust 8% 5/27/33	200,000	196,752
1.84% 6/25/33 (d)	500,000	500,000
1.86% 2/25/33 (d)	96,473	96,172
1.9% 3/25/33 (d)	390,136	391,151
1.94% 5/25/33 (d)	298,860	299,924
2.37% 6/25/33 (d)	300,000	300,000
2.62% 5/23/33 (d)	200,000	202,793
Household Credit Card Master Trust I 2.02% 7/15/08 (d)	300,000	299,344
Household Home Equity Loan Trust 1.87% 7/20/32 (d)	316,586	316,512
Household Private Label Credit Card Master Note Trust I:
1.54% 1/18/11 (d)	1,000,000	999,610
2.62% 9/15/09 (d)	50,000	50,014
Long Beach Asset Holdings Corp. Nim Trust 2.12% 10/26/09 (d)	250,000	250,000
Long Beach Mortgage Loan Trust, 0% 3/25/33 (b)(d)	600,000	600,000
MASTR ABS Nim Trust 1.9694% 11/26/07 (a)(d)	178,335	178,223
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
MBNA Credit Card Master Note Trust:
1.745% 10/15/08 (d)	$ 250,000	$ 249,720
1.75% 10/15/09 (d)	1,034,000	1,027,538
1.87% 3/15/10 (d)	200,000	200,551
MBNA Master Credit Card Trust II:
1.7056% 9/15/10 (d)	200,000	199,607
1.73% 2/15/06 (d)	200,000	200,214
1.77% 2/17/09 (d)	500,000	498,409
1.78% 5/17/04 (a)(d)	1,000,000	998,720
Merrill Lynch Mortgage Investments, Inc. 2.02% 11/25/09 (d)	268,035	267,784
Morgan Stanley Dean Witter Capital I Trust:
1.91% 2/25/33 (d)	292,733	293,565
2.37% 2/25/33 (d)	150,000	149,624
NovaStar CAPS Trust 7.15% 9/25/31 (a)	95,718	95,718
Providian Gateway Master Trust 2.07% 6/15/09 (a)(d)	400,000	400,000
Sears Credit Account Master Trust II:
1.66% 6/16/08 (d)	300,000	299,063
1.795% 8/18/09 (d)	80,000	78,387
2.62% 11/17/09 (d)	500,000	500,427
5.25% 10/16/08	437,500	451,576
7.25% 11/15/07	416,667	426,083
Structured Asset Securities Corp. 2.32% 10/25/32 (d)	300,000	298,500
Triad Auto Receivables Owner Trust 2.62% 2/12/07	500,000	503,125
WFS Financial Owner Trust 5.95% 5/20/06	263,325	264,519
TOTAL ASSET-BACKED SECURITIES (Cost $17,962,834)		17,978,276
Collateralized Mortgage Obligations - 12.5%

Private Sponsor - 0.4%
Painewebber Mortgage Acceptance Corp. IV floater Series 1998-1 Class A5, 2.22% 9/25/28 (d)	24,916	24,940
Residential Accredit Loans, Inc. floater Series 1998-QS9 Class A8, 2.22% 7/25/28 (d)	150,000	151,097
Residential Funding Mortgage Securities I, Inc.:
floater Series 1998-S10 Class A11, 2.22% 4/25/28 (d)	89,841	89,974
Series 2002-S15 Class A3, 2.02% 9/25/32 (d)	174,156	174,654
TOTAL PRIVATE SPONSOR		440,665
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - 12.1%
Fannie Mae Series 2002-89 Class F, 1.6525% 1/25/33 (d)	$ 939,301	$ 940,379
Fannie Mae guaranteed REMIC pass thru trust:
floater Series 2002-74 Class FV, 1.87% 11/25/32 (d)	471,424	472,075
planned amortization class Series 2001-51 Class QY, 5.25% 3/25/11	400,000	405,842
sequential pay Series 2001-46 Class AB, 6.5% 4/25/28	113,190	115,146
Series 2001-38 Class CB, 6.5% 6/25/27	300,000	304,125
Series 2002-11 Class QF, 1.8525% 3/25/32 (d)	1,033,857	1,036,349
Series 2002-38 Class QB, 5.75% 7/25/13	830,000	857,705
Series 2003-11:
Class DF, 1.83% 2/25/33 (d)	1,000,000	1,000,313
Class EF, 1.83% 2/25/33 (d)	500,000	500,313
Freddie Mac Manufactured Housing participation certificates guaranteed Series 2053 Class VB, 6.5% 5/15/12	750,000	772,598
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 1.82% 11/15/32 (d)	262,941	263,363
Series 2538 Class FB, 1.77% 12/15/32 (d)	976,373	979,534
REMIC planned amortization class:
Series 2389 Class PA, 5.5% 12/15/11	375,414	381,455
Series 2421 Class PC, 6.5% 6/15/26	300,000	311,577
Series 2424 Class QD, 6.5% 10/15/25	200,000	208,475
sequential pay:
Series 2278 Class E, 6.5% 5/15/30	186,235	189,426
Series 2447 Class LG, 5.5% 12/15/13	399,941	411,255
Series 2458 Class J, 5% 12/15/09	409,070	413,523
Series 1609 Class OB, 12.1333% 11/15/23 (d)	121,220	122,133
Series 2357 Class QX, 5.75% 11/15/24	400,000	412,172
Series 2464 Class AE, 6.5% 8/15/28	212,657	218,703
Series 2466 Class AG, 6.5% 6/15/32	99,432	100,290
Series 2551 Class FH, 1.82% 1/15/33 (d)	700,000	700,547
Series H004 Class A1, 1.698% 12/15/07 (b)	350,000	349,289
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac participation certificates:
Series 2082 Class PN, 0% 1/15/24 (f)	$ 1,842,804	$ 1,817,049
Series 2510 Class OU, 0% 6/15/32 (f)	359,014	355,556
Ginnie Mae guaranteed REMIC pass thru securities Series 2002-4 Class SE, 9.145% 4/16/29 (d)	103,034	104,279
TOTAL U.S. GOVERNMENT AGENCY		13,743,471
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,157,990)		14,184,136
Commercial Mortgage Securities - 4.4%

Banc America Large Loan, Inc. floater Series 2002-FL2A Class A2, 1.7% 9/8/14 (a)(d)	200,000	200,000
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-WEST Class A1, 1.98% 1/3/08 (a)(b)(d)	400,000	400,000
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 1.8% 2/15/12 (a)(d)	800,000	801,278
COMM floater Series 2002-FL7 Class H, 3.67% 11/15/14 (a)(d)	150,000	146,766
CS First Boston Mortgage Securities Corp. floater Series 2001-TFLA Class A2, 1.97% 12/15/11 (a)(d)	500,000	499,412
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 2001-WTCA Class A2, 1.75% 9/9/15 (d)	200,000	194,000
GS Mortgage Trust II:
floater Series 2001-FL4A Class A, 1.63% 12/15/10 (a)(d)	816,615	816,488
Series 2001-FL4A Class B, 1.73% 12/15/10 (a)(d)	512,390	511,750
Lehman Brothers Floating Rate Commercial Mortgage Trust Series 2001-LLFA:
Class A, 1.6125% 8/16/13 (a)(d)	852,007	852,328
Class C, 1.7225% 8/16/13 (a)(d)	300,000	300,591
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA:
Class EGM, 3.12% 2/15/13 (a)(d)	150,000	149,966
Class GGM, 3.67% 2/15/13 (a)(d)	150,000	149,894
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,018,815)		5,022,473
Commercial Paper - 0.9%
	Principal Amount	Value (Note 1)
DaimlerChrysler NA Holding Corp. 1.6% 2/13/03	$ 500,000	$ 499,790
The Walt Disney Co. 1.47% 3/6/03	500,000	499,419
TOTAL COMMERCIAL PAPER (Cost $999,017)		999,209
Fixed-Income Funds - 46.6%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $52,700,007)	531,388	52,740,299
Cash Equivalents - 9.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 1/31/03 due 2/3/03) (Cost $10,726,000)	$ 10,727,207	10,726,000
TOTAL INVESTMENT PORTFOLIO - 94.1% (Cost $106,341,005)		106,440,665
NET OTHER ASSETS - 5.9%		6,677,670
NET ASSETS - 100%		$ 113,118,335
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Eurodollar Contracts
19 Eurodollar 90 Day Index Contracts	March 2003	$ 18,722,192	$ 9,636
19 Eurodollar 90 Day Index Contracts	June 2003	18,698,780	17,123
19 Eurodollar 90 Day Index Contracts	Sept. 2003	18,651,117	22,561
19 Eurodollar 90 Day Index Contracts	Dec. 2003	18,606,667	19,011
19 Eurodollar 90 Day Index Contracts	March 2004	18,565,444	9,636
TOTAL EURODOLLAR CONTRACTS		$ 93,244,200	$ 77,967
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,199,525 or 6.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $60,854.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Travelers Property Casualty Corp. 0% 2/5/04	1/31/03	$ 299,551
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $103,068,478 and $9,782,382, respectively, of which long-term U.S. government and government agency obligations aggregated $12,686,496 and $8,538,299, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $299,551 or 0.3% of net assets.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $10,726,000) (cost $106,341,005) - See accompanying schedule		$ 106,440,665
Cash		206
Receivable for investments sold Regular delivery		32,283
Delayed delivery		10,313,715
Receivable for fund shares sold		774,604
Interest receivable		211,586
Redemption fees receivable		13
Receivable for daily variation on futures contracts		1,425
Prepaid expenses		17,866
Receivable from investment adviser for expense reductions		18,362
Total assets		117,810,725

Liabilities
Payable for investments purchased Regular delivery	$ 2,796,629
Delayed delivery	1,734,735
Payable for fund shares redeemed	57,796
Distributions payable	21,001
Accrued management fee	34,892
Other payables and accrued expenses	47,337
Total liabilities		4,692,390

Net Assets		$ 113,118,335
Net Assets consist of:
Paid in capital		$ 113,016,163
Distributions in excess of net investment income		(66,127)
Accumulated undistributed net realized gain (loss) on investments		(9,328)
Net unrealized appreciation (depreciation) on investments		177,627
Net Assets, for 11,289,137 shares outstanding		$ 113,118,335
Net Asset Value, offering price and redemption price per share ($113,118,335 ÷ 11,289,137 shares)		$ 10.02

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

		August 29, 2002 (commencement of operations) to January 31, 2003 (Unaudited)

Investment Income
Interest		$ 493,681
Expenses
Management fee	$ 90,807
Transfer agent fees	24,633
Accounting fees and expenses	25,463
Non-interested trustees' compensation	51
Custodian fees and expenses	1,812
Registration fees	23,003
Audit	14,137
Legal	5
Total expenses before reductions	179,911
Expense reductions	(63,067)	116,844
Net investment income (loss)		376,837
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(14,519)
Futures contracts	5,191
Total net realized gain (loss)		(9,328)
Change in net unrealized appreciation (depreciation) on: Investment securities	99,660
Futures contracts	77,967
Total change in net unrealized appreciation (depreciation)		177,627
Net gain (loss)		168,299
Net increase (decrease) in net assets resulting from operations		$ 545,136

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

August 29, 2002 (commencement of operations) to January 31, 2003 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 376,837
Net realized gain (loss)	(9,328)
Change in net unrealized appreciation (depreciation)	177,627
Net increase (decrease) in net assets resulting from operations	545,136
Distributions to shareholders from net investment income	(442,964)
Share transactions Net proceeds from sales of shares	128,490,496
Reinvestment of distributions	390,071
Cost of shares redeemed	(15,877,241)
Net increase (decrease) in net assets resulting from share transactions	113,003,326
Redemption fees	12,837
Total increase (decrease) in net assets	113,118,335

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $66,127)	$ 113,118,335
Other Information Shares
Sold	12,835,314
Issued in reinvestment of distributions	38,941
Redeemed	(1,585,118)
Net increase (decrease)	11,289,137

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Period ended January 31, 2003 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.074
Net realized and unrealized gain (loss)	.032
Total from investment operations	.106
Distributions from net investment income	(.089)
Redemption fees added to paid in capital D	.003
Net asset value, end of period	$ 10.02
Total Return B, C	1.10%
Ratios to Average Net Assets F
Expenses before expense reductions	.85% A
Expenses net of voluntary waivers, if any	.55% A
Expenses net of all reductions	.55% A
Net investment income (loss)	1.77% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,118
Portfolio turnover rate	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 29, 2002 (commencement of operations) to January 31, 2003.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Ultra-Short Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 137,297	|
Unrealized depreciation	(32,621)
Net unrealized appreciation (depreciation)	$ 104,676
Cost for federal income tax purposes	$ 106,335,989

Short-Term Trading (Redemption) Fees. Shares purchased and held in the fund less than 60 days are subject to a short-term trading fee equal to .25% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Financing Transactions - continued

During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other short-term securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to interest income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to interest income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $253,308 for the period.

5. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .55% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $63,000.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $67.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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California

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1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
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Irvine, CA

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Los Angeles, CA

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Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
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Minnesota

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Missouri

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New Jersey

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New York

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North Carolina

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Ohio

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Oregon

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Pennsylvania

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Rhode Island

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Texas

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Houston, TX

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San Antonio, TX

19740 IH 45 North
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Salt Lake City, UT

Virginia

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Washington

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Washington, DC

1900 K Street, N.W.
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Wisconsin

595 North Barker Road
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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
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General Correspondence

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(letter_graphic)For Retirement
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Fidelity Investments
P.O. Box 770001
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Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

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Citibank, N.A.

New York, NY

Fidelity's Taxable Bond Funds

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